UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 90.3%
	Australia – 3.8%
3,265	Amcor Ltd.	$34,818
14,180	AMP Ltd.	37,358
1,264	ASX Ltd.	60,232
37,302	AusNet Services	44,306
2,638	Australia & New Zealand Banking Group Ltd.	55,132
4,632	Brambles Ltd.	30,440
979	Commonwealth Bank of Australia	52,795
603	CSL Ltd.	85,957
691	Macquarie Group Ltd.	63,231
24,400	Medibank Pvt Ltd.	52,727
2,485	National Australia Bank Ltd.	50,408
4,083	Sonic Healthcare Ltd.	74,120
5,303	Suncorp Group Ltd.	57,258
6,888	Sydney Airport	36,498
4,048	Transurban Group	35,859
2,904	Wesfarmers Ltd.	106,080
2,474	Westpac Banking Corp.	53,645
4,589	Woolworths Group Ltd.	103,649
		1,034,513
	Austria – 0.3%
130	ams AG	9,685
154	ANDRITZ AG	8,176
418	Erste Group Bank AG	17,451
275	OMV AG	15,598
539	Raiffeisen Bank International AG	16,548
241	voestalpine AG	11,103
		78,561
	Belgium – 1.3%
152	Ackermans & van Haaren N.V.	26,182
506	Ageas	25,533
1,715	Anheuser-Busch InBev S.A./N.V.	173,240
187	bpost S.A.	2,955
131	Colruyt S.A.	7,476
230	Groupe Bruxelles Lambert S.A.	24,260
298	KBC Group N.V.	23,010
297	Proximus S.A.D.P.	6,697
145	Solvay S.A.	18,313
109	Telenet Group Holding N.V. (b)	5,092
221	UCB S.A.	17,379
385	Umicore S.A.	22,098
		352,235
	Bermuda – 0.3%
2,750	CK Infrastructure Holdings Ltd.	20,382
3,300	Hongkong Land Holdings Ltd.	23,595
200	Jardine Matheson Holdings Ltd.	12,620
8,250	Kerry Properties Ltd.	39,486
		96,083
	Canada – 4.8%
955	Bank of Montreal	73,820
1,167	Bank of Nova Scotia (The)	66,080
Shares	Description	Value

	Canada (Continued)
1,102	BCE, Inc.	$44,628
814	Canadian Imperial Bank of Commerce	70,809
856	Canadian Utilities Ltd., Class A	21,617
1,267	CGI Group, Inc., Class A (b)	80,290
3,356	CI Financial Corp.	60,322
717	Emera, Inc.	23,343
4,554	First Capital Realty, Inc.	71,567
673	Fortis, Inc.	21,511
1,123	George Weston Ltd.	91,624
2,817	Great-West Lifeco, Inc.	69,254
1,406	Hydro One Ltd. (c)	21,432
957	Intact Financial Corp.	67,881
1,792	Loblaw Cos., Ltd.	92,146
1,529	National Bank of Canada	73,412
3,155	Power Corp. of Canada	70,652
2,872	Power Financial Corp.	67,177
1,066	Rogers Communications, Inc., Class B	50,630
933	Royal Bank of Canada	70,253
1,354	TELUS Corp.	48,098
1,266	Toronto-Dominion Bank (The)	73,274
		1,329,820
	Cayman Islands – 0.9%
4,400	CK Asset Holdings Ltd.	34,939
3,066	CK Hutchison Holdings Ltd.	32,514
9,690	Phoenix Group Holdings	86,577
11,144	Sands China Ltd.	59,587
31,350	WH Group Ltd. (c)	25,534
		239,151
	Denmark – 1.8%
1,340	Ambu A.S., Class B	45,199
13	AP Moller - Maersk A.S., Class B	16,195
197	Carlsberg A.S., Class B	23,208
351	Chr Hansen Holding A.S.	32,427
354	Coloplast A.S., Class B	35,389
453	Danske Bank A.S.	14,183
288	DSV A.S.	23,275
142	Genmab A.S. (b)	21,919
856	GN Store Nord A.S.	39,017
539	H Lundbeck A.S.	37,882
616	ISS A.S.	21,174
287	Jyske Bank A.S.	15,745
615	Novo Nordisk A.S., Class B	28,533
583	Novozymes A.S., Class B	29,580
222	Orsted A.S. (c)	13,431
218	Pandora A.S.	15,233
362	Topdanmark A.S.	15,853
728	Tryg A.S.	17,093
394	Vestas Wind Systems A.S.	24,394
814	William Demant Holding A.S. (b)	32,764
		502,494

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Finland – 1.1%
273	Elisa OYJ	$12,647
834	Fortum OYJ	19,908
318	Huhtamaki OYJ	11,768
131	Kesko OYJ, Class B	8,016
276	Kone OYJ, Class B	14,072
319	Konecranes OYJ	13,165
440	Metso OYJ	14,747
243	Neste OYJ	19,070
10,749	Nokia OYJ	61,885
244	Nokian Renkaat OYJ	9,643
198	Orion Oyj, Class B	5,339
814	Sampo OYJ, Class A	39,735
1,575	Stora Enso OYJ, Class R	30,826
781	UPM-Kymmene OYJ	27,927
627	Wartsila OYJ Abp	12,323
		301,071
	France – 9.5%
2,220	Accor S.A.	108,938
956	Air Liquide S.A.	120,238
5,058	Bureau Veritas SA	135,028
2,770	Cie Plastic Omnium S.A.	117,132
3,046	CNP Assurances	69,328
1,638	Danone S.A.	120,261
903	Dassault Systemes SE	126,543
1,498	Eurazeo S.A.	113,621
222	Hermes International	135,796
4,191	Lagardere SCA	110,659
1,674	Legrand S.A.	122,963
585	L’Oreal S.A.	144,489
3,654	Orange S.A.	61,212
1,011	Orpea	134,948
794	Pernod Ricard S.A.	129,720
1,595	Sanofi	127,870
1,879	SCOR SE	69,823
1,078	Thales S.A.	138,918
4,841	TOTAL S.A.	295,160
5,106	Veolia Environnement S.A.	109,298
1,333	Vinci S.A.	128,208
		2,620,153
	Germany – 8.5%
254	Allianz SE	52,508
827	BASF SE	79,106
1,221	Bayerische Motoren Werke AG	110,691
1,542	Bechtle AG	119,029
1,168	Beiersdorf AG	132,634
482	Continental AG	110,071
1,561	Daimler AG	100,499
3,279	Deutsche Post AG	107,103
6,939	Deutsche Telekom AG	107,532
1,242	Deutsche Wohnen SE	60,047
2,387	Evonik Industries AG	81,759
957	Fielmann AG	66,273
Shares	Description	Value

	Germany (Continued)
1,464	Fresenius Medical Care AG & Co., KGaA	$147,680
429	Hannover Rueck SE	53,505
1,010	Henkel AG & Co., KGaA (Preference Shares)	129,153
516	LEG Immobilien AG	56,089
1,231	MAN SE	139,372
1,561	Merck KGaA	152,434
251	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	53,069
1,198	SAP SE	138,434
1,124	Siemens AG	148,613
1,045	Symrise AG	91,648
1,330	Talanx AG	48,583
1,167	Vonovia SE	55,549
		2,341,381
	Greece – 0.1%
2,001	Alpha Bank AE (b)	4,475
471	Hellenic Telecommunications Organization S.A.	5,830
13,243	National Bank of Greece S.A. (b)	4,067
407	OPAP S.A.	4,601
		18,973
	Hong Kong – 2.0%
4,400	AIA Group Ltd.	38,472
9,460	Bank of East Asia (The) Ltd.	37,801
2,750	CLP Holdings Ltd.	29,618
16,500	Hang Lung Properties Ltd.	34,028
1,650	Hang Seng Bank Ltd.	41,263
6,050	Henderson Land Development Co., Ltd.	32,002
12,100	Hong Kong & China Gas Co., Ltd.	23,165
1,088	Hong Kong Exchanges & Clearing Ltd.	32,728
6,600	Hysan Development Co., Ltd.	36,846
10,450	MTR Corp., Ltd.	57,807
25,664	New World Development Co., Ltd.	36,113
8,800	PCCW Ltd.	4,958
2,750	Power Assets Holdings Ltd.	19,226
22,000	Sino Land Co., Ltd.	35,781
2,200	Sun Hung Kai Properties Ltd.	33,201
3,486	Swire Pacific Ltd., Class A	36,923
4,400	Wheelock & Co., Ltd.	30,649
		560,581
	Ireland – 0.7%
1,649	Bank of Ireland Group PLC	12,873
704	CRH PLC	24,952
262	DCC PLC	23,841
1,023	Glanbia PLC	18,995

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
175	Kerry Group PLC, Class A	$18,311
562	Kingspan Group PLC	28,142
2,145	Ryanair Holdings PLC (b)	39,591
592	Smurfit Kappa Group PLC	23,989
		190,694
	Israel – 0.4%
196	Azrieli Group Ltd.	9,719
2,020	Bank Hapoalim BM	13,666
2,230	Bank Leumi Le-Israel BM	13,167
1,770	Bezeq The Israeli Telecommunication Corp., Ltd.	1,992
44	Elbit Systems Ltd.	5,163
54	Frutarom Industries Ltd.	5,292
1,452	Israel Chemicals Ltd.	6,628
486	Mizrahi Tefahot Bank Ltd.	8,924
119	Nice, Ltd. (b)	12,283
1,960	Teva Pharmaceutical Industries Ltd.	46,521
		123,355
	Italy – 2.1%
10,658	A2A S.p.A.	18,483
251	Amplifon S.p.A.	5,206
1,758	Assicurazioni Generali S.p.A.	29,502
990	Atlantia S.p.A.	29,273
1,046	Banca Generali S.p.A.	26,067
3,873	Banca Mediolanum S.p.A.	26,255
658	Brembo S.p.A.	8,906
1,340	Davide Campari-Milano S.p.A.	11,024
46	DiaSorin S.p.A.	5,248
3,333	Enel S.p.A.	18,516
5,103	Eni S.p.A.	94,788
2,807	FinecoBank Banca Fineco S.p.A.	31,705
5,568	Hera S.p.A.	17,361
9,286	Intesa Sanpaolo S.p.A.	26,964
6,501	Iren S.p.A	16,626
3,411	Italgas S.p.A.	18,809
2,872	Mediobanca Banca di Credito Finanziario S.p.A.	26,704
265	Moncler S.p.A.	12,069
3,697	Poste Italiane S.p.A. (c)	30,956
977	Prysmian S.p.A.	24,336
121	Recordati S.p.A.	4,813
4,435	Snam S.p.A.	18,521
3,488	Terna Rete Elettrica Nazionale S.p.A	18,868
6,897	Unipol Gruppo S.p.A.	26,652
14,191	UnipolSai Assicurazioni S.p.A.	31,363
		579,015
	Japan – 13.4%
5,700	Aeon Co., Ltd.	122,016
2,300	Aozora Bank Ltd.	87,563
200	Central Japan Railway Co.	41,476
Shares	Description	Value

	Japan (Continued)
11,000	Chugoku Electric Power (The) Co., Inc.	$142,275
1,100	East Japan Railway Co.	105,465
7,600	Japan Post Bank Co., Ltd.	88,552
7,900	Japan Post Holdings Co., Ltd.	86,553
29,700	Japan Tobacco, Inc.	830,253
2,360	Kintetsu Group Holdings Co., Ltd.	96,348
1,300	Lawson, Inc.	81,254
55,100	Mizuho Financial Group, Inc.	92,816
4,240	Nagoya Railroad Co., Ltd.	109,528
14,000	NEC Corp.	384,410
82,300	Nissan Motor Co., Ltd.	801,331
16,600	NTT DOCOMO, Inc.	423,190
2,300	Seven & i Holdings Co., Ltd.	100,359
1,300	West Japan Railway Co.	95,861
		3,689,250
	Luxembourg – 0.6%
640	APERAM S.A.	27,512
969	ArcelorMittal	28,414
2,420	Grand City Properties S.A.	62,852
7,260	Samsonite International S.A. (c)	25,864
1,652	Subsea 7 S.A.	26,440
		171,082
	Multinational – 0.2%
211	Unibail-Rodamco-Westfield	46,460
	Netherlands – 3.1%
156	Aalberts Industries N.V.	7,473
1,615	ABN AMRO Group NV (c)	41,907
7,205	Aegon N.V.	43,214
328	Akzo Nobel N.V.	28,084
815	ASM International N.V.	45,075
299	ASML Holding N.V.	59,255
1,165	BE Semiconductor Industries N.V.	31,536
275	Boskalis Westminster	8,013
815	Heineken Holding N.V.	78,139
781	Heineken N.V.	78,455
2,881	ING Groep N.V.	41,477
1,571	Koninklijke Ahold Delhaize N.V.	37,619
309	Koninklijke DSM N.V.	31,076
12,043	Koninklijke KPN N.V.	32,769
1,858	Koninklijke Philips N.V.	79,034
164	Koninklijke Vopak N.V.	7,578
1,098	NN Group N.V.	44,673
122	Randstad N.V.	7,183
1,793	RELX N.V.	38,245
332	SBM Offshore N.V.	5,166
1,486	Unilever N.V.	82,924
702	Wolters Kluwer N.V.	39,563
		868,458
	New Zealand – 0.2%
1,542	a2 Milk Co., Ltd. (b)	11,969

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	New Zealand (Continued)
1,452	Fisher & Paykel Healthcare Corp., Ltd.	$14,643
3,137	Fletcher Building Ltd.	14,767
3,291	Spark New Zealand Ltd.	8,314
		49,693
	Norway – 0.7%
748	Aker BP ASA	27,626
803	DNB ASA	15,706
859	Equinor ASA	22,824
849	Gjensidige Forsikring ASA	13,927
704	Marine Harvest ASA	14,021
2,255	Norsk Hydro ASA	13,509
1,318	Orkla ASA	11,555
332	Schibsted ASA, Class A	10,093
1,914	Storebrand ASA	15,450
1,308	Telenor ASA	26,845
310	Yara International ASA	12,865
		184,421
	Portugal – 0.2%
17,314	Banco Comercial Portugues S.A., Class R (b)	5,204
4,750	EDP - Energias de Portugal S.A.	18,860
889	Galp Energia SGPS S.A.	16,959
471	Jeronimo Martins SGPS S.A.	6,804
		47,827
	Singapore – 1.1%
8,600	CapitaLand Ltd.	19,946
2,300	City Developments Ltd.	18,451
1,100	DBS Group Holdings Ltd.	21,483
8,900	Genting Singapore Ltd.	7,969
100	Jardine Cycle & Carriage Ltd.	2,335
2,000	Keppel Corp., Ltd.	10,495
2,300	Oversea-Chinese Banking Corp., Ltd.	19,649
5,500	SATS Ltd.	20,184
4,500	Sembcorp Industries Ltd	9,083
1,000	Singapore Airlines Ltd.	7,846
4,300	Singapore Exchange Ltd.	22,628
7,800	Singapore Technologies Engineering Ltd.	18,835
6,700	Singapore Telecommunications Ltd.	15,146
10,000	StarHub Ltd.	12,183
1,100	United Overseas Bank Ltd.	21,604
3,400	UOL Group Ltd.	19,015
1,100	Venture Corp Ltd.	14,403
6,600	Wilmar International Ltd.	14,823
23,200	Yangzijiang Shipbuilding Holdings Ltd.	15,410
		291,488
	South Korea – 4.4%
398	CJ CheilJedang Corp.	125,881
Shares	Description	Value

	South Korea (Continued)
802	CJ Corp.	$102,184
348	DB Insurance Co., Ltd.	18,423
280	GS Holdings Corp.	13,667
2,402	Hankook Tire Co., Ltd.	90,735
3,629	Hanwha Life Insurance Co., Ltd.	17,258
1,031	Hyundai Steel Co.	48,659
1,460	Industrial Bank of Korea	20,174
500	Kangwon Land, Inc.	11,732
370	KB Financial Group, Inc.	17,529
3,970	Kia Motors Corp.	109,892
940	Korea Electric Power Corp.	26,990
110	Korea Zinc Co., Ltd.	38,098
1,440	KT Corp., ADR	19,123
1,262	KT&G Corp.	121,161
578	LG Corp.	37,392
368	Samsung C&T Corp.	38,467
2,600	Samsung Electronics Co., Ltd.	108,829
88	Samsung Fire & Marine Insurance Co., Ltd.	20,845
199	Samsung Life Insurance Co., Ltd.	17,570
502	Shinhan Financial Group Co., Ltd.	19,503
552	SK Holdings Co., Ltd.	128,280
81	SK Innovation Co., Ltd.	14,681
79	SK Telecom Co., Ltd.	16,516
1,581	Woori Bank	23,123
		1,206,712
	Spain – 2.9%
463	Acciona S.A.	38,346
320	Acerinox S.A.	4,238
176	Aena SME S.A. (c)	31,960
475	Amadeus IT Group S.A.	37,498
8,141	Banco Bilbao Vizcaya Argentaria S.A.	57,746
9,888	Banco Santander S.A.	53,025
6,268	Bankinter S.A.	61,061
1,629	Cellnex Telecom S.A. (c)	41,091
77	CIE Automotive S.A.	2,273
109	Ebro Foods S.A.	2,544
1,033	Enagas S.A.	30,207
1,286	Endesa S.A.	28,376
1,685	Ferrovial S.A.	34,583
1,186	Gas Natural SDG S.A.	31,412
32	Global Dominion Access S.A. (b) (c)	174
902	Grifols S.A.	27,155
3,848	Iberdrola S.A.	29,766
1,123	Industria de Diseno Textil S.A.	38,373
19,382	Mapfre S.A.	58,510
3,498	Mediaset Espana Comunicacion S.A.	29,502
4,587	Prosegur Cia de Seguridad S.A.	29,971
1,374	Red Electrica Corp. S.A.	27,983
2,806	Repsol S.A.	54,936

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
4,402	Telefonica S.A.	$37,419
		788,149
	Sweden – 2.5%
2,136	AAK AB	34,007
1,518	Alfa Laval AB	36,032
1,660	Assa Abloy AB, Class B	35,381
847	Atlas Copco AB, Class A	24,663
988	Axfood AB	19,006
1,529	Castellum AB	24,778
999	Fastighets AB Balder, Class B (b)	26,077
3,269	Husqvarna AB, Class B	31,030
474	ICA Gruppen AB	14,537
1,077	Industrivarden AB, Class C	20,886
563	Investor AB, Class B	22,937
694	Kinnevik AB, Class B	23,780
695	L E Lundbergforetagen AB, Class B	21,354
2,343	Nordea Bank AB	22,570
792	Saab AB, Class B	32,894
1,960	Sandvik AB	34,794
2,111	Securitas AB, Class B	34,752
2,388	Skandinaviska Enskilda Banken AB, Class A	22,705
1,758	SKF AB, Class B	32,719
3,500	Svenska Cellulosa AB SCA, Class B	38,029
2,003	Svenska Handelsbanken AB, Class A	22,265
1,120	Swedbank AB, Class A	23,984
695	Swedish Match AB	34,429
8,578	Telia Co., AB	39,228
1,428	Trelleborg AB, Class B	30,500
		703,337
	Switzerland – 8.1%
2,037	ABB Ltd.	44,656
354	Baloise Holding AG	51,583
79	Barry Callebaut AG	141,997
24	Chocoladefabriken Lindt & Spruengli AG	155,832
1,761	Cie Financiere Richemont S.A.	149,586
596	DKSH Holding AG	42,038
42	EMS-Chemie Holding AG	26,995
110	Geberit AG	47,308
11	Givaudan S.A.	25,015
90	Helvetia Holding AG	51,484
308	Kuehne + Nagel International AG	46,404
2,000	Nestle S.A.	155,306
4,872	Novartis AG	370,357
616	Pargesa Holding S.A.	52,313
75	Partners Group Holding AG	55,097
560	PSP Swiss Property AG	52,025
Shares	Description	Value

	Switzerland (Continued)
1,717	Roche Holding AG	$382,394
222	Schindler Holding AG	47,884
21	SGS S.A.	56,025
396	Sika AG	54,943
154	Swiss Life Holding AG	53,650
562	Swiss Prime Site AG	51,728
538	Swiss Re AG	46,558
57	Swisscom AG	25,510
166	Zurich Insurance Group AG	49,299
		2,235,987
	United Kingdom – 15.3%
14,916	Aviva PLC	99,214
55,419	BP PLC	422,964
6,919	Bunzl PLC	209,565
3,905	Compass Group PLC	83,411
6,609	Croda International PLC	418,841
22,728	Diageo PLC	816,472
12,296	Halma PLC	222,319
11,119	HSBC Holdings PLC	104,290
8,226	Inchcape PLC	84,733
7,908	Informa PLC	87,146
1,331	InterContinental Hotels Group PLC	82,911
28,690	Legal & General Group PLC	100,717
114,391	Lloyds Banking Group PLC	95,185
13,169	National Grid PLC	145,712
3,881	RELX PLC	83,104
1,308	Rightmove PLC	91,663
11,891	Royal Dutch Shell PLC, Class A	412,573
11,739	RSA Insurance Group PLC	105,256
2,319	Schroders PLC	96,651
25,290	Smith & Nephew PLC	466,603
		4,229,330
	Total Common Stocks	24,880,274
	(Cost $25,337,096)
REAL ESTATE INVESTMENT TRUSTS (a) – 8.6%
	Australia – 1.4%
7,592	Dexus	54,555
8,394	Goodman Group	59,759
14,928	GPT (The) Group	55,900
32,914	Mirvac Group	52,857
18,479	Scentre Group	60,035
17,558	Stockland	51,585
29,368	Vicinity Centres	56,291
		390,982
	Canada – 0.8%
2,496	Canadian Apartment Properties REIT	80,938
4,409	H&R Real Estate Investment Trust	67,477

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Canada (Continued)
3,918	RioCan Real Estate Investment Trust	$71,973
		220,388
	France – 1.1%
694	Covivio	72,211
441	Gecina S.A.	73,800
792	ICADE	74,269
1,904	Klepierre S.A.	71,708
		291,988
	Hong Kong – 0.1%
4,400	Link REIT	40,183
	Japan – 3.0%
43	Daiwa House REIT Investment Corp.	102,106
20	Japan Real Estate Investment Corp.	105,858
53	Japan Retail Fund Investment Corp.	95,550
19	Nippon Building Fund, Inc.	109,660
45	Nippon Prologis REIT, Inc.	93,402
75	Nomura Real Estate Master Fund, Inc.	105,880
65	Orix JREIT, Inc.	103,857
65	United Urban Investment Corp.	100,921
		817,234
	Singapore – 0.3%
11,200	Ascendas Real Estate Investment Trust	21,701
16,500	CapitaLand Commercial Trust	20,103
14,400	CapitaLand Mall Trust	21,877
15,600	Suntec Real Estate Investment Trust	19,808
		83,489
	Spain – 0.4%
5,567	Inmobiliaria Colonial Socimi S.A.	61,533
4,211	Merlin Properties Socimi S.A.	61,249
		122,782
	United Kingdom – 1.5%
11,519	British Land (The) Co., PLC	102,189
7,896	Land Securities Group PLC	99,716
12,300	Segro PLC	108,663
7,534	Shaftesbury PLC	93,017
		403,585
	Total Real Estate Investment Trusts	2,370,631
	(Cost $2,356,731)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Italy – 0.0%
5,910	Intesa Sanpaolo S.p.A., expiring 07/17/18 (b) (d)	$0
	(Cost $0)
	Total Investments – 98.9%	27,250,905
	(Cost $27,693,827) (e)
	Net Other Assets and Liabilities – 1.1%	301,947
	Net Assets – 100.0%	$27,552,852

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $378,496 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $821,418. The net unrealized depreciation was $442,922.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,880,274	$ 24,880,274	$ —	$ —
Real Estate Investment Trusts*	2,370,631	2,370,631	—	—
Rights*	—**	—	—**	—
Total Investments	$ 27,250,905	$ 27,250,905	$—**	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of June 30, 2018, the Fund transferred investments valued at $10,896,028 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close on March 31, 2018, exceeding a certain threshold.
Currency Exposure Diversification	% of Total Investments
EUR	32.0%
GBP	17.4
JPY	16.5
CHF	8.2
CAD	5.7
AUD	5.2
KRW	4.4
HKD	3.1
SEK	2.6
DKK	1.8
SGD	1.4
NOK	0.8
ILS	0.5
USD	0.2
NZD	0.2
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Financials	17.2%
Consumer Staples	16.2
Real Estate	12.2
Industrials	12.1
Consumer Discretionary	9.6
Health Care	8.8
Information Technology	5.7
Energy	5.5
Materials	5.4
Telecommunication Services	3.8
Utilities	3.5
Total	100.0%

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.6%
	Bermuda – 0.5%
4,000	Brilliance China Automotive Holdings Ltd.	$7,219
33,000	Haitong International Securities Group Ltd.	15,058
4,000	Kunlun Energy Co., Ltd.	3,503
		25,780
	Brazil – 7.8%
3,614	Ambev S.A.	16,766
4,273	B3 S.A. - Brasil Bolsa Balcao	22,546
3,897	BB Seguridade Participacoes S.A.	24,594
350	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	5,238
5,513	Cielo S.A.	23,499
1,209	CVC Brasil Operadora e Agencia de Viagens S.A.	14,100
1,740	EDP - Energias do Brasil S.A.	6,227
591	Engie Brasil Energia S.A.	5,220
324	Equatorial Energia S.A.	4,747
2,406	Hypera S.A.	17,140
2,905	Iguatemi Empresa de Shopping Centers S.A.	23,115
2,223	Itau Unibanco Holding S.A. (Preference Shares)	23,138
9,098	Itausa - Investimentos Itau S.A. (Preference Shares)	21,549
3,045	Klabin S.A.	15,399
2,135	Lojas Renner S.A.	16,179
1,661	Multiplan Empreendimentos Imobiliarios S.A., Preference Shares	24,428
2,349	Porto Seguro S.A.	24,655
980	Raia Drogasil S.A.	16,789
4,963	Sao Martinho S.A.	22,857
5,196	Sul America S.A.	24,507
448	Telefonica Brasil S.A. (Preference Shares)	5,287
1,568	TIM Participacoes S.A.	5,332
1,066	Transmissora Alianca de Energia Eletrica S.A.	5,143
328	Ultrapar Participacoes S.A.	3,889
3,624	WEG S.A.	15,194
		387,538
	Cayman Islands – 1.8%
7,000	China Conch Venture Holdings Ltd.	25,607
4,000	China Resources Land Ltd.	13,485
1,000	ENN Energy Holdings Ltd.	9,833
5,000	Geely Automobile Holdings Ltd.	12,969
1,500	Hengan International Group Co., Ltd.	14,435
Shares	Description	Value

	Cayman Islands (Continued)
6,000	Tingyi Cayman Islands Holding Corp.	$13,919
		90,248
	Chile – 2.0%
149,392	Banco de Chile	23,092
297,932	Banco Santander Chile	23,328
2,836	Cencosud S.A.	7,010
315	Embotelladora Andina S.A., Class B (Preference Shares)	1,228
1,543	Empresas CMPC S.A.	5,620
588	Empresas COPEC S.A.	8,999
62,985	Enel Americas S.A.	11,133
555	Latam Airlines Group S.A.	5,479
900	SACI Falabella	8,248
121	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	5,803
		99,940
	China – 15.5%
115,748	Agricultural Bank of China Ltd., Class H	54,144
121,498	Bank of China Ltd., Class H	60,241
83,749	Bank of Communications Co., Ltd., Class H	64,155
17,999	CGN Power Co., Ltd., Class H (b)	4,657
96,499	China CITIC Bank Corp., Ltd., Class H	60,392
22,000	China Communications Construction Co., Ltd., Class H	21,255
136,499	China Everbright Bank Co., Ltd., Class H	58,632
24,000	China Life Insurance Co., Ltd., Class H	61,945
27,000	China Longyuan Power Group Corp., Ltd., Class H	21,750
80,850	China Minsheng Banking Corp., Ltd., Class H	57,812
24,000	China Petroleum & Chemical Corp., Class H	21,444
22,500	China Railway Construction Corp., Ltd., Class H	22,799
32,499	China Railway Group Ltd., Class H	24,523
16,998	China Telecom Corp., Ltd., Class H	7,951
26,998	CRRC Corp., Ltd., Class H	20,957
35,700	GF Securities Co., Ltd., Class H	52,056
49,500	Haitong Securities Co., Ltd., Class H	50,032
6,000	Huaneng Power International, Inc., Class H	3,977
30,000	PetroChina Co., Ltd., Class H	22,828

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
104,499	Postal Savings Bank of China Co., Ltd., Class H (b)	$68,062
2,800	Sinopharm Group Co., Ltd., Class H	11,260
		770,872
	Colombia – 0.6%
1,757	Bancolombia S.A. (Preference Shares)	21,412
1,823	Cementos Argos S.A.	6,095
		27,507
	Czech Republic – 0.2%
238	CEZ A.S.	5,642
112	Komercni banka AS	4,713
		10,355
	Egypt – 0.1%
1,504	Commercial International Bank Egypt SAE	7,112
	Hong Kong – 5.0%
1,500	Beijing Enterprises Holdings Ltd.	7,303
2,000	BOC Hong Kong Holdings Ltd.	9,419
5,000	China Everbright International Ltd.	6,462
4,000	China Everbright Ltd.	7,342
4,000	China Merchants Port Holdings Co., Ltd.	8,127
8,250	China Mobile Ltd.	73,293
18,000	China Overseas Grand Oceans Group Ltd.	6,631
2,000	China Overseas Land & Investment Ltd.	6,590
17,999	China Power International Development Ltd.	4,152
2,000	China Resources Beer Holdings Co., Ltd.	9,712
10,000	China Resources Pharmaceutical Group, Ltd. (b)	13,842
4,000	China Resources Power Holdings Co., Ltd.	7,046
2,600	China Taiping Insurance Holdings Co., Ltd.	8,136
12,000	China Traditional Chinese Medicine Holdings Co., Ltd.	10,385
5,000	CITIC Ltd.	7,049
14,000	CNOOC Ltd.	24,161
4,000	CSPC Pharmaceutical Group Ltd.	12,083
4,000	Guangdong Investment Ltd.	6,353
9,997	Lenovo Group Ltd.	5,415
4,000	MMG Ltd. (c)	2,799
20,000	Shenzhen Investment Ltd.	7,291
36,000	Yuexiu Property Co., Ltd.	6,883
		250,474
Shares	Description	Value

	Hungary – 0.4%
400	MOL Hungarian Oil & Gas PLC	$3,861
317	OTP Bank PLC	11,477
193	Richter Gedeon Nyrt	3,525
		18,863
	India – 19.3%
2,261	Asian Paints Ltd.	41,712
465	Bajaj Auto Ltd.	19,064
71	Bosch Ltd.	18,172
257	Britannia Industries Ltd.	23,406
8,840	Castrol India Ltd.	21,127
1,209	Colgate-Palmolive India Ltd.	20,893
3,911	Dabur India Ltd.	22,234
2,695	HCL Technologies Ltd.	36,459
3,152	HDFC Bank Ltd.	97,116
361	Hero MotoCorp Ltd.	18,271
957	Hindustan Unilever Ltd.	22,854
3,268	Housing Development Finance Corp., Ltd.	91,012
3,320	IndusInd Bank Ltd.	93,887
5,685	Kotak Mahindra Bank Ltd.	111,518
1,932	Larsen & Toubro Ltd.	35,953
3,424	Mahindra & Mahindra Ltd.	44,807
3,922	Marico Ltd.	18,950
144	Maruti Suzuki India Ltd.	18,527
156	Nestle India Ltd.	22,348
6,044	NTPC Ltd.	14,057
1,974	Pidilite Industries Ltd.	30,668
5,291	Power Grid Corp. of India Ltd.	14,479
1,834	Tata Consultancy Services Ltd.	49,385
642	UltraTech Cement Ltd.	35,593
9,283	Wipro Ltd.	35,342
		957,834
	Indonesia – 2.5%
21,894	Adaro Energy Tbk PT	2,735
41,837	Astra International Tbk PT	19,269
11,255	Bank Central Asia Tbk PT	16,867
34,168	Bank Mandiri Persero Tbk PT	16,333
30,229	Bank Negara Indonesia Persero Tbk PT	14,872
72,845	Bank Rakyat Indonesia Persero Tbk PT	14,437
15,769	Bukit Asam Tbk PT	4,369
15,429	Perusahaan Gas Negara Persero Tbk	2,148
76,873	Telekomunikasi Indonesia Persero Tbk PT	20,117
2,823	United Tractors Tbk PT	6,225
36,570	Waskita Karya Persero Tbk PT	4,912
		122,284
	Malaysia – 3.3%
5,600	AirAsia Group Bhd	4,145
8,800	Axiata Group Bhd	8,278
12,000	CIMB Group Holdings Bhd	16,190

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Malaysia (Continued)
5,100	Dialog Group Bhd	$3,901
3,100	Gamuda Bhd	2,510
2,500	Genting Bhd	5,205
4,600	Genting Malaysia Bhd	5,557
3,400	IHH Healthcare Bhd	5,134
8,900	IOI Corp Bhd	10,003
1,700	Kuala Lumpur Kepong Bhd	10,168
8,200	Malayan Banking Bhd	18,270
1,800	Malaysia Airports Holdings Bhd	3,921
5,500	My EG Services Bhd	1,314
3,100	Petronas Chemicals Group Bhd	6,454
5,500	Press Metal Aluminium Holdings Bhd	5,936
3,600	Public Bank Bhd	20,818
5,960	Sime Darby Bhd	3,615
6,900	Tenaga Nasional Bhd	25,007
2,100	Top Glove Corp. Bhd	6,311
		162,737
	Mexico – 4.7%
6,580	Alfa S.A.B. de C.V., Class A	7,640
45,309	America Movil S.A.B. de C.V., Series L	37,825
1,897	Arca Continental S.A.B. de C.V.	11,648
12,739	Cemex S.A.B. de C.V. (c)	8,383
1,438	Fomento Economico Mexicano S.A.B. de C.V.	12,638
1,143	Gruma S.A.B. de C.V., Ser B	13,960
853	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	7,916
500	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	7,943
5,995	Grupo Bimbo S.A.B. de C.V., Series A	11,685
3,611	Grupo Financiero Banorte, S.A.B. de C.V., O Shares	21,233
2,599	Grupo Mexico S.A.B. de C.V., Series B	7,366
6,667	Grupo Televisa S.A.B.	25,288
428	Industrias Penoles S.A.B. de C.V.	7,685
772	Infraestructura Energetica Nova S.A.B. de C.V.	3,460
7,005	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	11,841
2,828	Mexichem S.A.B. de C.V.	8,171
848	Promotora y Operadora de Infraestructura S.A.B. de C.V.	7,590
8,384	Wal-Mart de Mexico S.A.B. de C.V.	22,129
		234,401
	Netherlands – 0.0%
64	X5 Retail Group N.V., GDR	1,695
	Philippines – 1.9%
1,000	Ayala Corp.	17,239
Shares	Description	Value

	Philippines (Continued)
15,300	Ayala Land, Inc.	$10,866
4,520	BDO Unibank, Inc.	10,629
7,317	Metropolitan Bank & Trust Co.	10,063
1,940	SM Investments Corp.	31,808
18,700	SM Prime Holdings Inc	12,597
		93,202
	Poland – 1.3%
387	Alior Bank S.A. (c)	6,912
231	Bank Polska Kasa Opieki S.A.	6,969
79	Bank Zachodni WBK S.A.	7,036
63	CCC S.A.	3,482
97	CD Projekt S.A. (c)	4,190
301	Grupa Lotos S.A.	4,574
138	Jastrzebska Spolka Weglowa S.A. (c)	2,826
129	KGHM Polska Miedz S.A.	3,031
1	LPP S.A.	2,265
1,190	PGE Polska Grupa Energetyczna S.A. (c)	2,967
188	Polski Koncern Naftowy ORLEN S.A.	4,219
2,796	Polskie Gornictwo Naftowe i Gazownictwo S.A.	4,262
703	Powszechna Kasa Oszczednosci Bank Polski S.A.	6,943
681	Powszechny Zaklad Ubezpieczen S.A.	7,087
		66,763
	Russia – 3.8%
801	Aeroflot PJSC	1,783
10,101	Alrosa PJSC	16,084
867,914	Federal Grid Co. Unified Energy System PJSC	2,591
11,041	Gazprom PJSC	24,791
40,121	Inter RAO UES PJSC	2,619
395	LUKOIL PJSC	27,360
117	Magnit PJSC, GDR	2,106
922	MegaFon PJSC, GDR	8,160
85	MMC Norilsk Nickel PJSC	15,428
1,787	Mobile TeleSystems PJSC	7,913
1,921	Moscow Exchange MICEX-RTS PJSC	3,322
2,125	Novatek PJSC	28,856
203,260	RusHydro PJSC	2,187
1,053	Severstal PJSC	15,595
2,564	Tatneft PJSC	27,597
		186,392
	South Africa – 7.7%
764	AVI Ltd.	6,026
3,084	Clicks Group Ltd.	44,184
2,107	Coronation Fund Managers Ltd.	8,956
998	Discovery Ltd.	10,731
1,844	Investec Ltd.	12,913

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
1,355	Liberty Holdings Ltd.	$11,490
3,919	Life Healthcare Group Holdings Ltd.	7,108
696	Mondi Ltd.	18,854
1,500	MTN Group Ltd.	11,799
596	Nedbank Group Ltd.	10,844
3,864	Netcare Ltd.	7,780
8,195	Pick n Pay Stores Ltd.	44,675
4,253	Rand Merchant Investment Holdings Ltd.	11,611
1,420	Remgro Ltd.	21,148
2,205	RMB Holdings Ltd.	12,183
2,927	Sappi Ltd.	19,524
553	Sasol Ltd.	20,272
2,773	SPAR Group (The) Ltd.	37,483
778	Standard Bank Group Ltd.	10,882
228	Tiger Brands Ltd.	5,508
1,167	Vodacom Group Ltd.	10,446
9,362	Woolworths Holdings Ltd.	37,844
		382,261
	Taiwan – 13.4%
7,580	Cathay Financial Holding Co., Ltd.	13,376
10,137	Cheng Shin Rubber Industry Co., Ltd.	15,244
38,120	China Development Financial Holding Corp.	13,941
37,129	China Steel Corp.	28,862
4,476	Chunghwa Telecom Co., Ltd.	16,149
18,787	CTBC Financial Holding Co., Ltd.	13,525
15,945	Delta Electronics, Inc.	57,267
20,033	E. Sun Financial Holding Co., Ltd.	13,963
18,285	Far Eastern New Century Corp.	17,332
6,481	Far EasTone Telecommunications Co., Ltd.	16,751
19,390	First Financial Holding Co., Ltd.	13,101
8,363	Formosa Plastics Corp.	30,859
7,837	Fubon Financial Holding Co., Ltd.	13,135
22,437	Hua Nan Financial Holdings Co., Ltd.	13,062
15,674	Mega Financial Holding Co., Ltd.	13,829
10,531	Nan Ya Plastics Corp.	30,120
12,403	Pou Chen Corp.	14,401
38,120	SinoPac Financial Holdings Co., Ltd.	13,753
108,523	Synnex Technology International Corp., Class C	163,736
27,457	Taishin Financial Holding Co., Ltd.	12,968
56,714	Taiwan Cement Corp.	78,778
Shares	Description	Value

	Taiwan (Continued)
22,894	Taiwan Cooperative Financial Holding Co., Ltd.	$13,404
4,579	Taiwan Mobile Co., Ltd.	16,596
7,028	Uni-President Enterprises Corp.	17,842
29,411	Yuanta Financial Holding Co., Ltd.	13,409
		665,403
	Thailand – 5.4%
2,800	Advanced Info Service PCL	15,635
6,800	Airports of Thailand PCL	12,931
1,000	Bangkok Bank PCL	5,901
900	Bangkok Bank PCL	5,311
11,400	Bangkok Dusit Medical Services PCL, Class F	8,602
62,400	Bangkok Expressway & Metro PCL	14,032
55,600	BTS Group Holdings PCL	14,769
1,300	Bumrungrad Hospital PCL	6,533
4,700	Central Pattana PCL	9,895
7,500	Charoen Pokphand Foods PCL	5,478
5,300	CP ALL PCL	11,758
1,200	Electricity Generating PCL	8,114
1,200	Intouch Holdings PCL	1,929
2,500	Intouch Holdings PCL, Class F	4,018
60,500	IRPC PCL	10,592
1,700	Kasikornbank PCL	9,955
5,100	Kiatnakin Bank PCL	10,429
19,400	Krung Thai Bank PCL	9,779
34,800	Land & Houses PCL	11,870
12,200	Minor International PCL	11,968
3,800	PTT Exploration & Production PCL	16,115
6,600	PTT Global Chemical PCL	14,543
8,000	PTT PCL	11,591
900	Siam Cement (The) PCL	11,247
2,600	Siam Commercial Bank Public Co., Ltd.	9,300
10,200	Thai Union Group PCL	4,864
7,100	Thanachart Capital PCL	10,019
		267,178
	Turkey – 1.4%
2,627	Akbank TAS	4,300
357	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1,834
540	Arcelik A.S.	1,793
331	BIM Birlesik Magazalar A.S.	4,838
1,434	Eregli Demir ve Celik Fabrikalari TAS	3,184
2,397	Haci Omer Sabanci Holding A.S.	4,607
1,412	KOC Holding A.S.	4,371
1,841	Petkim Petrokimya Holding A.S.	1,940
688	TAV Havalimanlari Holding A.S.	3,361
364	Tofas Turk Otomobil Fabrikasi A.S.	1,906

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
209	Tupras Turkiye Petrol Rafinerileri A.S.	$4,914
1,223	Turk Hava Yollari AO (c)	3,605
1,596	Turkcell Iletisim Hizmetleri A.S.	4,228
2,304	Turkiye Garanti Bankasi A.S.	4,203
2,775	Turkiye Halk Bankasi A.S.	4,470
3,523	Turkiye Is Bankasi A.S., Class C	4,371
1,867	Turkiye Sise ve Cam Fabrikalari A.S.	1,719
3,864	Turkiye Vakiflar Bankasi TAO, Class D	4,130
5,677	Yapi ve Kredi Bankasi A.S. (c)	3,065
		66,839
	Total Common Stocks	4,895,678
	(Cost $5,184,610)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.2%
	Mexico – 0.4%
14,666	Fibra Uno Administracion S.A. de C.V.	21,378
	South Africa – 0.7%
5,988	Growthpoint Properties Ltd.	11,651
1,572	Hyprop Investments Ltd.	11,728
14,679	Redefine Properties Ltd.	11,225
		34,604
	Turkey – 0.1%
9,927	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	4,387
	Total Real Estate Investment Trusts	60,369
	(Cost $74,075)
	Total Investments – 99.8%	4,956,047
	(Cost $5,258,685) (d)
	Net Other Assets and Liabilities – 0.2%	10,445
	Net Assets – 100.0%	$4,966,492

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $180,465 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $483,103. The net unrealized depreciation was $302,638.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,895,678	$ 4,895,678	$ —	$ —
Real Estate Investment Trusts*	60,369	60,369	—	—
Total Investments	$ 4,956,047	$ 4,956,047	$—	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of June 30, 2018, the Fund transferred investments valued at $1,801,760 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on March 31, 2018, exceeding a certain threshold.

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
HKD	23.0%
INR	19.3
TWD	13.4
ZAR	8.4
BRL	7.8
THB	5.4
MXN	5.2
RUB	3.6
MYR	3.3
IDR	2.5
CLP	2.0
PHP	1.9
TRY	1.4
PLN	1.3
COP	0.6
HUF	0.4
USD	0.2
CZK	0.2
EGP	0.1
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Sector Allocation	% of Total Investments
Financials	36.9%
Consumer Staples	10.6
Materials	10.5
Information Technology	7.6
Industrials	7.0
Consumer Discretionary	6.5
Telecommunication Services	5.5
Energy	5.5
Real Estate	3.9
Utilities	3.8
Health Care	2.2
Total	100.0%
See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.2%
	Aerospace & Defense – 2.3%
825	Arconic, Inc.	$14,033
94	Boeing (The) Co.	31,538
140	General Dynamics Corp.	26,098
597	Harris Corp.	86,290
120	Huntington Ingalls Industries, Inc.	26,015
148	L3 Technologies, Inc.	28,463
91	Lockheed Martin Corp.	26,884
88	Northrop Grumman Corp.	27,078
143	Raytheon Co.	27,625
369	Spirit AeroSystems Holdings, Inc., Class A	31,701
523	Textron, Inc.	34,471
245	United Technologies Corp.	30,632
		390,828
	Air Freight & Logistics – 0.7%
329	CH Robinson Worldwide, Inc.	27,524
487	Expeditors International of Washington, Inc.	35,600
128	FedEx Corp.	29,063
295	United Parcel Service, Inc., Class B	31,338
		123,525
	Airlines – 0.7%
944	American Airlines Group, Inc.	35,834
895	Delta Air Lines, Inc.	44,339
857	Southwest Airlines Co.	43,604
		123,777
	Auto Components – 0.4%
656	BorgWarner, Inc.	28,313
177	Lear Corp.	32,888
		61,201
	Automobiles – 0.4%
2,975	Ford Motor Co.	32,933
907	General Motors Co.	35,736
		68,669
	Banks – 3.4%
1,189	Bank of America Corp.	33,518
685	BB&T Corp.	34,551
528	Citigroup, Inc.	35,334
850	Citizens Financial Group, Inc.	33,065
372	Comerica, Inc.	33,822
1,123	Fifth Third Bancorp	32,230
385	First Republic Bank	37,264
2,362	Huntington Bancshares, Inc.	34,863
324	JPMorgan Chase & Co.	33,761
1,825	KeyCorp	35,661
193	M&T Bank Corp.	32,839
236	PNC Financial Services Group (The), Inc.	31,884
1,920	Regions Financial Corp.	34,138
Shares	Description	Value

	Banks (Continued)
524	SunTrust Banks, Inc.	$34,594
706	U.S. Bancorp	35,314
681	Wells Fargo & Co.	37,755
676	Zions Bancorporation	35,618
		586,211
	Beverages – 0.9%
606	Brown-Forman Corp., Class B	29,700
759	Coca-Cola (The) Co.	33,290
145	Constellation Brands, Inc., Class A	31,736
438	Molson Coors Brewing Co., Class B	29,801
302	PepsiCo, Inc.	32,879
		157,406
	Biotechnology – 1.3%
797	AbbVie, Inc.	73,842
442	Amgen, Inc.	81,589
1,000	Gilead Sciences, Inc.	70,840
		226,271
	Building Products – 0.8%
485	AO Smith Corp.	28,688
524	Fortune Brands Home & Security, Inc.	28,134
875	Johnson Controls International PLC	29,269
763	Masco Corp.	28,551
384	Owens Corning	24,334
		138,976
	Capital Markets – 4.3%
188	Affiliated Managers Group, Inc.	27,950
241	Ameriprise Financial, Inc.	33,711
692	Bank of New York Mellon (The) Corp.	37,320
66	BlackRock, Inc.	32,937
313	Cboe Global Markets, Inc.	32,574
683	Charles Schwab (The) Corp.	34,901
221	CME Group, Inc.	36,226
1,029	Franklin Resources, Inc.	32,979
142	Goldman Sachs Group (The), Inc.	31,321
492	Intercontinental Exchange, Inc.	36,187
1,114	Invesco, Ltd.	29,588
221	Moody’s Corp.	37,694
661	Morgan Stanley	31,331
239	MSCI, Inc.	39,538
414	Nasdaq, Inc.	37,786
346	Northern Trust Corp.	35,600
399	Raymond James Financial, Inc.	35,651
187	S&P Global, Inc.	38,127
476	SEI Investments Co.	29,759
358	State Street Corp.	33,326
330	T Rowe Price Group, Inc.	38,310

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
602	TD Ameritrade Holding Corp.	$32,971
		755,787
	Chemicals – 1.7%
120	Air Products & Chemicals, Inc.	18,688
205	Albemarle Corp.	19,338
190	Celanese Corp., Class A	21,101
504	CF Industries Holdings, Inc.	22,378
299	DowDuPont, Inc.	19,710
180	Eastman Chemical Co.	17,993
139	Ecolab, Inc.	19,506
248	FMC Corp.	22,124
139	International Flavors & Fragrances, Inc.	17,230
180	LyondellBasell Industries N.V., Class A	19,773
783	Mosaic (The) Co.	21,963
170	PPG Industries, Inc.	17,634
79	Sherwin-Williams (The) Co.	32,198
171	Westlake Chemical Corp.	18,405
		288,041
	Commercial Services & Supplies – 0.8%
181	Cintas Corp.	33,497
466	Republic Services, Inc.	31,856
962	Rollins, Inc.	50,582
367	Waste Management, Inc.	29,852
		145,787
	Communications Equipment – 1.8%
2,244	Cisco Systems, Inc.	96,559
3,956	Juniper Networks, Inc.	108,474
914	Motorola Solutions, Inc.	106,362
		311,395
	Construction & Engineering – 0.2%
522	Jacobs Engineering Group, Inc.	33,142
	Construction Materials – 0.4%
149	Martin Marietta Materials, Inc.	33,276
270	Vulcan Materials Co.	34,846
		68,122
	Consumer Finance – 1.0%
1,314	Ally Financial, Inc.	34,519
382	American Express Co.	37,436
372	Capital One Financial Corp.	34,187
496	Discover Financial Services	34,923
1,064	Synchrony Financial	35,516
		176,581
Shares	Description	Value

	Containers & Packaging – 0.7%
179	Avery Dennison Corp.	$18,276
777	Ball Corp.	27,622
356	International Paper Co.	18,541
274	Packaging Corp. of America	30,630
481	WestRock Co.	27,427
		122,496
	Distributors – 0.2%
367	Genuine Parts Co.	33,687
	Diversified Telecommunication Services – 2.2%
3,412	AT&T, Inc.	109,559
7,404	CenturyLink, Inc.	138,011
2,544	Verizon Communications, Inc.	127,989
		375,559
	Electric Utilities – 1.4%
295	American Electric Power Co., Inc.	20,429
261	Duke Energy Corp.	20,640
317	Edison International	20,056
257	Entergy Corp.	20,763
343	Eversource Energy	20,103
518	Exelon Corp.	22,067
594	FirstEnergy Corp.	21,330
124	NextEra Energy, Inc.	20,712
460	PG&E Corp.	19,578
714	PPL Corp.	20,385
453	Southern (The) Co.	20,978
444	Xcel Energy, Inc.	20,282
		247,323
	Electrical Equipment – 0.7%
406	AMETEK, Inc.	29,297
386	Eaton Corp PLC	28,850
452	Emerson Electric Co.	31,251
177	Rockwell Automation, Inc.	29,423
		118,821
	Electronic Equipment, Instruments & Components – 1.7%
358	Amphenol Corp., Class A	31,200
1,369	CDW Corp.	110,601
593	Cognex Corp.	26,454
3,452	Corning, Inc.	94,964
309	TE Connectivity Ltd.	27,829
		291,048
	Energy Equipment & Services – 1.0%
1,393	Baker Hughes a GE Co.	46,011
824	Halliburton Co.	37,130
1,051	National Oilwell Varco, Inc.	45,613

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
597	Schlumberger Ltd.	$40,017
		168,771
	Food & Staples Retailing – 1.5%
260	Costco Wholesale Corp.	54,335
2,050	Kroger (The) Co.	58,323
818	Sysco Corp.	55,861
749	Walgreens Boots Alliance, Inc.	44,951
552	Walmart, Inc.	47,279
		260,749
	Food Products – 2.6%
760	Archer-Daniels-Midland Co.	34,831
446	Bunge Ltd.	31,091
761	Campbell Soup Co.	30,851
894	ConAgra Brands, Inc.	31,943
732	General Mills, Inc.	32,398
333	Hershey (The) Co.	30,989
960	Hormel Foods Corp.	35,721
256	Ingredion, Inc.	28,339
266	JM Smucker (The) Co.	28,590
507	Kellogg Co.	35,424
529	Kraft Heinz (The) Co.	33,232
310	McCormick & Co., Inc.	35,988
790	Mondelez International, Inc., Class A	32,390
450	Tyson Foods, Inc., Class A	30,982
		452,769
	Health Care Equipment & Supplies – 4.7%
1,259	Abbott Laboratories	76,787
1,160	Baxter International, Inc.	85,654
348	Becton Dickinson and Co.	83,367
330	Cooper (The) Cos., Inc.	77,699
315	Danaher Corp.	31,084
1,499	DENTSPLY SIRONA, Inc.	65,611
940	Medtronic PLC	80,473
766	ResMed, Inc.	79,342
469	Stryker Corp.	79,195
296	Teleflex, Inc.	79,390
692	Zimmer Biomet Holdings, Inc.	77,117
		815,719
	Health Care Providers & Services – 3.8%
569	AmerisourceBergen Corp.	48,519
343	Anthem, Inc.	81,644
783	Cardinal Health, Inc.	38,234
450	Cigna Corp.	76,478
789	CVS Health Corp.	50,772
281	Humana, Inc.	83,634
348	McKesson Corp.	46,423
752	Quest Diagnostics, Inc.	82,675
Shares	Description	Value

	Health Care Providers & Services (Continued)
352	UnitedHealth Group, Inc.	$86,360
637	Universal Health Services, Inc., Class B	70,987
		665,726
	Healthcare Providers & Services – 0.5%
778	HCA Healthcare, Inc.	79,823
	Hotels, Restaurants & Leisure – 3.7%
1,240	Aramark	46,004
748	Carnival Corp.	42,868
576	Darden Restaurants, Inc.	61,666
623	Hilton Worldwide Holdings, Inc.	49,317
682	Las Vegas Sands Corp.	52,077
361	Marriott International, Inc., Class A	45,703
314	McDonald’s Corp.	49,201
1,401	MGM Resorts International	40,671
417	Royal Caribbean Cruises Ltd.	43,201
848	Starbucks Corp.	41,425
950	Wyndham Worldwide Corp.	42,056
269	Wynn Resorts Ltd.	45,014
1,182	Yum China Holdings, Inc.	45,460
576	Yum! Brands, Inc.	45,055
		649,718
	Household Durables – 1.3%
752	DR Horton, Inc.	30,832
1,633	Garmin Ltd.	99,613
559	Lennar Corp., Class A	29,348
1,294	Newell Brands, Inc.	33,372
215	Whirlpool Corp.	31,439
		224,604
	Household Products – 0.9%
655	Church & Dwight Co., Inc.	34,820
248	Clorox (The) Co.	33,542
460	Colgate-Palmolive Co.	29,812
299	Kimberly-Clark Corp.	31,497
416	Procter & Gamble (The) Co.	32,473
		162,144
	Industrial Conglomerates – 0.7%
141	3M Co.	27,738
2,289	General Electric Co.	31,153
213	Honeywell International, Inc.	30,683
110	Roper Technologies, Inc.	30,350
		119,924
	Insurance – 4.0%
815	Aflac, Inc.	35,061
376	Allstate (The) Corp.	34,318
318	American Financial Group, Inc.	34,131

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
655	American International Group, Inc.	$34,728
519	Arthur J. Gallagher & Co.	33,880
261	Chubb Ltd.	33,152
480	Cincinnati Financial Corp.	32,093
723	CNA Financial Corp.	33,027
891	Fidelity National Financial, Inc.	33,519
692	Hartford Financial Services Group (The), Inc.	35,382
488	Lincoln National Corp.	30,378
717	Loews Corp.	34,617
432	Marsh & McLennan Cos., Inc.	35,411
777	MetLife, Inc.	33,877
586	Principal Financial Group, Inc.	31,029
585	Progressive (The) Corp.	34,603
344	Prudential Financial, Inc.	32,167
232	Reinsurance Group of America, Inc.	30,967
424	Torchmark Corp.	34,518
257	Travelers (The) Cos., Inc.	31,441
749	Unum Group	27,706
		696,005
	Internet & Direct Marketing Retail – 0.3%
444	Expedia, Inc.	53,364
	IT Services – 4.0%
201	Accenture PLC, Class A	32,882
145	Alliance Data Systems Corp.	33,814
272	Automatic Data Processing, Inc.	36,486
281	Broadridge Financial Solutions, Inc.	32,343
1,196	Cognizant Technology Solutions Corp., Class A	94,472
1,107	DXC Technology Co.	89,235
320	Fidelity National Information Services, Inc.	33,930
277	Global Payments, Inc.	30,883
627	International Business Machines Corp.	87,592
1,472	Leidos Holdings, Inc.	86,848
204	MasterCard, Inc., Class A	40,090
501	Paychex, Inc.	34,243
358	Total System Services, Inc.	30,258
298	Visa, Inc., Class A	39,470
		702,546
	Leisure Products – 0.2%
391	Hasbro, Inc.	36,093
	Life Sciences Tools & Services – 0.6%
461	Agilent Technologies, Inc.	28,508
365	Thermo Fisher Scientific, Inc.	75,606
		104,114
Shares	Description	Value

	Machinery – 2.2%
209	Caterpillar, Inc.	$28,355
190	Cummins, Inc.	25,270
199	Deere & Co.	27,820
389	Dover Corp.	28,475
398	Fortive Corp.	30,690
216	IDEX Corp.	29,480
197	Illinois Tool Works, Inc.	27,292
361	Ingersoll-Rand PLC	32,393
466	PACCAR, Inc.	28,873
180	Parker-Hannifin Corp.	28,053
223	Snap-on, Inc.	35,841
215	Stanley Black & Decker, Inc.	28,554
401	Xylem, Inc.	27,019
		378,115
	Media – 2.4%
955	CBS Corp., Class B	53,690
1,436	Comcast Corp., Class A	47,115
3,106	News Corp., Class A	48,143
675	Omnicom Group, Inc.	51,482
7,864	Sirius XM Holdings, Inc.	53,240
1,349	Twenty-First Century Fox, Inc., Class B	66,465
1,580	Viacom, Inc., Class B	47,653
489	Walt Disney (The) Co.	51,252
		419,040
	Metals & Mining – 0.3%
487	Newmont Mining Corp.	18,365
311	Nucor Corp.	19,438
430	Steel Dynamics, Inc.	19,758
		57,561
	Multiline Retail – 0.9%
525	Dollar General Corp.	51,765
749	Kohl’s Corp.	54,602
707	Target Corp.	53,817
		160,184
	Multi-Utilities – 1.1%
357	Ameren Corp.	21,724
738	Centerpoint Energy, Inc.	20,450
446	CMS Energy Corp.	21,087
259	Consolidated Edison, Inc.	20,197
300	Dominion Energy, Inc.	20,454
194	DTE Energy Co.	20,104
402	Public Service Enterprise Group, Inc.	21,764
182	Sempra Energy	21,132
322	WEC Energy Group, Inc.	20,817
		187,729
	Oil, Gas & Consumable Fuels – 5.9%
640	Anadarko Petroleum Corp.	46,880
385	Andeavor	50,504

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,005	Apache Corp.	$46,984
1,613	Cabot Oil & Gas Corp.	38,389
339	Chevron Corp.	42,860
414	Cimarex Energy Co.	42,120
652	ConocoPhillips	45,392
1,217	Devon Energy Corp.	53,499
367	EOG Resources, Inc.	45,666
814	EQT Corp.	44,916
518	Exxon Mobil Corp.	42,854
764	Hess Corp.	51,104
2,569	Kinder Morgan, Inc.	45,394
2,398	Marathon Oil Corp.	50,022
529	Marathon Petroleum Corp.	37,115
1,277	Noble Energy, Inc.	45,053
595	Occidental Petroleum Corp.	49,790
355	ONEOK, Inc.	24,790
403	Phillips 66	45,261
225	Pioneer Natural Resources Co.	42,579
879	Targa Resources Corp.	43,502
417	Valero Energy Corp.	46,216
1,556	Williams (The) Cos., Inc.	42,183
		1,023,073
	Personal Products – 0.3%
1,801	Coty, Inc.	25,394
220	Estee Lauder (The) Cos., Inc., Class A	31,392
		56,786
	Pharmaceuticals – 3.4%
448	Allergan PLC	74,691
1,192	Bristol-Myers Squibb Co.	65,965
975	Eli Lilly & Co.	83,197
589	Johnson & Johnson	71,469
1,385	Merck & Co, Inc.	84,069
905	Perrigo Co. PLC	65,983
2,125	Pfizer, Inc.	77,095
903	Zoetis, Inc.	76,927
		599,396
	Professional Services – 0.2%
303	Equifax, Inc.	37,908
	Road & Rail – 1.1%
554	CSX Corp.	35,334
263	JB Hunt Transport Services, Inc.	31,968
281	Kansas City Southern	29,775
227	Norfolk Southern Corp.	34,247
210	Old Dominion Freight Line, Inc.	31,281
229	Union Pacific Corp.	32,445
		195,050
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 7.5%
1,056	Analog Devices, Inc.	$101,292
1,731	Applied Materials, Inc.	79,955
408	Broadcom, Inc.	98,997
1,848	Intel Corp.	91,864
883	KLA-Tencor Corp.	90,534
474	Lam Research Corp.	81,931
4,584	Marvell Technology Group Ltd.	98,281
1,598	Maxim Integrated Products, Inc.	93,739
1,054	Microchip Technology, Inc.	95,861
416	NVIDIA Corp.	98,550
1,737	QUALCOMM, Inc.	97,480
960	Skyworks Solutions, Inc.	92,784
927	Texas Instruments, Inc.	102,202
1,332	Xilinx, Inc.	86,926
		1,310,396
	Software – 3.6%
489	Activision Blizzard, Inc.	37,320
2,839	CA, Inc.	101,210
555	Intuit, Inc.	113,389
1,055	Microsoft Corp.	104,034
2,104	Oracle Corp.	92,702
1,794	SS&C Technologies Holdings, Inc.	93,109
3,724	Symantec Corp.	76,901
		618,665
	Specialty Retail – 2.5%
701	Best Buy Co., Inc.	52,281
1,573	Gap (The), Inc.	50,949
275	Home Depot (The), Inc.	53,652
1,284	L Brands, Inc.	47,354
559	Lowe’s Cos, Inc.	53,424
629	Ross Stores, Inc.	53,308
502	Tiffany & Co.	66,063
602	TJX (The) Cos., Inc.	57,298
		434,329
	Technology Hardware, Storage & Peripherals – 3.4%
574	Apple, Inc.	106,253
5,488	Hewlett Packard Enterprise Co.	80,180
4,391	HP, Inc.	99,632
1,560	NetApp, Inc.	122,507
1,645	Seagate Technology PLC	92,893
1,043	Western Digital Corp.	80,738
		582,203
	Textiles, Apparel & Luxury Goods – 0.8%
496	NIKE, Inc., Class B	39,521
218	PVH Corp.	32,639
627	Tapestry, Inc.	29,287

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
445	VF Corp.	$36,277
		137,724
	Tobacco – 0.3%
529	Altria Group, Inc.	30,042
332	Philip Morris International, Inc.	26,806
		56,848
	Trading Companies & Distributors – 0.4%
565	Fastenal Co.	27,193
109	WW Grainger, Inc.	33,616
		60,809
	Water Utilities – 0.1%
246	American Water Works Co., Inc.	21,004
	Total Common Stocks	16,373,542
	(Cost $16,397,834)
REAL ESTATE INVESTMENT TRUSTS – 5.6%
	Equity Real Estate Investment Trusts – 5.4%
286	Alexandria Real Estate Equities, Inc.	36,085
245	American Tower Corp.	35,322
217	AvalonBay Communities, Inc.	37,300
289	Boston Properties, Inc.	36,246
325	Crown Castle International Corp.	35,041
338	Digital Realty Trust, Inc.	37,714
85	Equinix, Inc.	36,541
579	Equity Residential	36,876
148	Essex Property Trust, Inc.	35,382
408	Extra Space Storage, Inc.	40,722
1,535	HCP, Inc.	39,634
1,914	Host Hotels & Resorts, Inc.	40,328
1,562	Invitation Homes, Inc.	36,020
1,085	Iron Mountain, Inc.	37,986
391	Mid-America Apartment Communities, Inc.	39,362
566	Prologis, Inc.	37,181
178	Public Storage	40,381
690	Realty Income Corp.	37,115
605	Regency Centers Corp.	37,558
231	Simon Property Group, Inc.	39,314
1,001	UDR, Inc.	37,577
720	Ventas, Inc.	41,004
530	Vornado Realty Trust	39,178
655	Welltower, Inc.	41,062
1,019	Weyerhaeuser Co.	37,153
		948,082
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.2%
3,420	Annaly Capital Management, Inc.	$35,192
	Total Real Estate Investment Trusts	983,274
	(Cost $985,180)
	Total Investments – 99.8%	17,356,816
	(Cost $17,383,014) (a)
	Net Other Assets and Liabilities – 0.2%	26,084
	Net Assets – 100.0%	$17,382,900

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $880,438 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $906,636. The net unrealized depreciation was $26,198.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,373,542	$ 16,373,542	$ —	$ —
Real Estate Investment Trusts*	983,274	983,274	—	—
Total Investments	$ 17,356,816	$ 17,356,816	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 86.6%
	Aerospace & Defense – 1.3%
308	BWX Technologies, Inc.	$19,195
145	Curtiss-Wright Corp.	17,258
281	HEICO Corp.	20,493
303	Hexcel Corp.	20,113
237	Moog, Inc., Class A	18,477
		95,536
	Airlines – 0.5%
320	Alaska Air Group, Inc.	19,325
364	SkyWest, Inc.	18,891
		38,216
	Auto Components – 1.4%
335	Adient PLC	16,479
778	Dana, Inc.	15,708
870	Gentex Corp.	20,027
754	Goodyear Tire & Rubber (The) Co.	17,561
192	LCI Industries	17,309
365	Tenneco, Inc.	16,045
		103,129
	Automobiles – 0.5%
467	Harley-Davidson, Inc.	19,651
174	Thor Industries, Inc.	16,946
		36,597
	Banks – 7.3%
555	Associated Banc-Corp.	15,152
434	BancorpSouth Bank	14,300
166	Bank of Hawaii Corp.	13,848
286	Bank OZK	12,881
345	BankUnited, Inc.	14,093
139	BOK Financial Corp.	13,067
345	Cathay General Bancorp	13,969
252	Chemical Financial Corp.	14,029
268	CIT Group, Inc.	13,510
329	Columbia Banking System, Inc.	13,456
230	Commerce Bancshares, Inc.	14,883
130	Cullen/Frost Bankers, Inc.	14,071
220	East West Bancorp, Inc.	14,344
33	First Citizens BancShares, Inc.	13,309
298	First Financial Bankshares, Inc.	15,168
496	First Hawaiian, Inc.	14,394
732	First Horizon National Corp.	13,059
1,027	FNB Corp.	13,782
778	Fulton Financial Corp.	12,837
359	Glacier Bancorp, Inc.	13,886
267	Hancock Holding Co.	12,456
605	Home BancShares, Inc.	13,649
177	IBERIABANK Corp.	13,417
1,013	Investors Bancorp, Inc.	12,956
341	MB Financial, Inc.	15,925
278	PacWest Bancorp	13,739
740	People’s United Financial, Inc.	13,387
215	Pinnacle Financial Partners, Inc.	13,190
Shares	Description	Value

	Banks (Continued)
331	Popular, Inc.	$14,965
190	Prosperity Bancshares, Inc.	12,988
162	South State Corp.	13,973
612	Sterling Bancorp	14,382
276	Synovus Financial Corp.	14,581
605	TCF Financial Corp.	14,895
191	UMB Financial Corp.	14,560
645	Umpqua Holdings Corp.	14,571
391	United Bankshares, Inc.	14,232
1,108	Valley National Bancorp	13,473
249	Webster Financial Corp.	15,861
160	Wintrust Financial Corp.	13,928
		559,166
	Building Products – 0.8%
229	Allegion PLC	17,716
96	Lennox International, Inc.	19,214
339	Simpson Manufacturing Co., Inc.	21,082
		58,012
	Capital Markets – 2.3%
1,027	BGC Partners, Inc.	11,626
248	Eaton Vance Corp.	12,943
158	Evercore, Inc.	16,661
99	FactSet Research Systems, Inc.	19,612
413	Federated Investors, Inc., Class B	9,631
205	Interactive Brokers Group, Inc.	13,204
262	Lazard Ltd.	12,814
339	Legg Mason, Inc.	11,774
226	LPL Financial Holdings, Inc.	14,812
63	MarketAxess Holdings, Inc.	12,465
208	Morningstar, Inc.	26,676
233	Stifel Financial Corp.	12,174
		174,392
	Chemicals – 3.0%
238	Ashland Global Holdings, Inc.	18,607
298	Cabot Corp.	18,407
341	Chemours (The) Co.	15,127
568	Huntsman Corp.	16,586
41	NewMarket Corp.	16,584
548	Olin Corp.	15,738
391	PolyOne Corp.	16,899
349	RPM International, Inc.	20,354
194	Scotts Miracle-Gro (The) Co.	16,133
236	Sensient Technologies Corp.	16,886
225	Trinseo S.A.	15,964
905	Valvoline, Inc.	19,521
272	WR Grace & Co.	19,940
		226,746
	Commercial Services & Supplies – 2.3%
274	Brink’s (The) Co.	21,852
264	Deluxe Corp.	17,479
1,631	Healthcare Services Group, Inc.	70,443

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
366	KAR Auction Services, Inc.	$20,057
235	MSA Safety, Inc.	22,640
399	Tetra Tech, Inc.	23,341
		175,812
	Construction & Engineering – 1.0%
251	EMCOR Group, Inc.	19,121
342	Fluor Corp.	16,683
1,209	KBR, Inc.	21,665
134	Valmont Industries, Inc.	20,201
		77,670
	Construction Materials – 0.3%
190	Eagle Materials, Inc.	19,944
	Consumer Finance – 0.6%
170	FirstCash, Inc.	15,274
1,052	Navient Corp.	13,708
847	Santander Consumer USA Holdings, Inc.	16,169
		45,151
	Containers & Packaging – 1.8%
218	AptarGroup, Inc.	20,357
449	Bemis Co, Inc.	18,952
1,275	Graphic Packaging Holding Co.	18,500
374	Greif, Inc.	19,781
457	Sealed Air Corp.	19,400
703	Silgan Holdings, Inc.	18,861
403	Sonoco Products Co.	21,158
		137,009
	Distributors – 0.3%
136	Pool Corp.	20,604
	Diversified Consumer Services – 1.0%
417	Adtalem Global Education, Inc. (a)	20,058
33	Graham Holdings Co.	19,341
780	H&R Block, Inc.	17,768
525	Service Corp. International	18,790
		75,957
	Diversified Financial Services – 0.4%
882	Jefferies Financial Group, Inc.	20,057
273	Voya Financial, Inc.	12,831
		32,888
	Electric Utilities – 1.9%
217	ALLETE, Inc.	16,798
384	Alliant Energy Corp.	16,251
457	Hawaiian Electric Industries, Inc.	15,675
Shares	Description	Value

	Electric Utilities (Continued)
178	IDACORP, Inc.	$16,419
807	OGE Energy Corp.	28,414
197	Pinnacle West Capital Corp.	15,870
410	PNM Resources, Inc.	15,949
388	Portland General Electric Co.	16,591
		141,967
	Electrical Equipment – 1.0%
140	Acuity Brands, Inc.	16,222
282	EnerSys	21,048
161	Hubbell, Inc.	17,024
267	Regal Beloit Corp.	21,841
		76,135
	Electronic Equipment, Instruments & Components – 2.9%
468	Avnet, Inc.	20,073
1,183	AVX Corp.	18,538
283	Belden, Inc.	17,297
312	Dolby Laboratories, Inc.	19,247
391	FLIR Systems, Inc.	20,320
681	Jabil, Inc.	18,837
94	Littelfuse, Inc.	21,449
387	National Instruments Corp.	16,246
465	SYNNEX Corp.	44,877
1,052	Vishay Intertechnology, Inc.	24,406
		221,290
	Energy Equipment & Services – 1.4%
244	Core Laboratories N.V.	30,795
397	Helmerich & Payne, Inc.	25,313
1,510	Patterson-UTI Energy, Inc.	27,180
1,468	RPC, Inc.	21,389
		104,677
	Food & Staples Retailing – 0.2%
181	Casey’s General Stores, Inc.	19,020
	Food Products – 1.4%
917	Flowers Foods, Inc.	19,101
344	Lamb Weston Holdings, Inc.	23,567
163	Lancaster Colony Corp.	22,563
370	Pinnacle Foods, Inc.	24,072
168	Sanderson Farms, Inc.	17,665
		106,968
	Gas Utilities – 1.6%
186	Atmos Energy Corp.	16,766
305	National Fuel Gas Co.	16,153
392	New Jersey Resources Corp.	17,542
238	ONE Gas, Inc.	17,788
232	Southwest Gas Holdings, Inc.	17,694
217	Spire, Inc.	15,331

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
353	UGI Corp.	$18,381
		119,655
	Health Care Equipment & Supplies – 2.8%
637	Cantel Medical Corp.	62,655
815	Hill-Rom Holdings, Inc.	71,182
803	West Pharmaceutical Services, Inc.	79,730
		213,567
	Health Care Providers & Services – 2.4%
72	Chemed Corp.	23,170
1,240	Encompass Health Corp.	83,973
3,190	Patterson Cos., Inc.	72,317
		179,460
	Hotels, Restaurants & Leisure – 3.6%
622	Boyd Gaming Corp.	21,559
247	Choice Hotels International, Inc.	18,673
81	Churchill Downs, Inc.	24,017
124	Cracker Barrel Old Country Store, Inc.	19,370
85	Domino’s Pizza, Inc.	23,984
332	Dunkin’ Brands Group, Inc.	22,931
260	Hyatt Hotels Corp., Class A	20,059
638	ILG, Inc.	21,073
149	Marriott Vacations Worldwide Corp.	16,831
318	Six Flags Entertainment Corp.	22,276
343	Texas Roadhouse, Inc.	22,470
89	Vail Resorts, Inc.	24,403
1,130	Wendy’s (The) Co.	19,413
		277,059
	Household Durables – 1.0%
451	Leggett & Platt, Inc.	20,133
680	PulteGroup, Inc.	19,550
463	Toll Brothers, Inc.	17,126
414	Tupperware Brands Corp.	17,073
		73,882
	Household Products – 0.3%
336	Energizer Holdings, Inc.	21,155
	Independent Power and Renewable Electricity Producers – 0.6%
1,382	AES Corp.	18,532
514	NRG Energy, Inc.	15,780
278	Ormat Technologies, Inc.	14,787
		49,099
Shares	Description	Value

	Industrial Conglomerates – 0.3%
187	Carlisle Cos., Inc.	$20,254
	Insurance – 3.6%
470	American Equity Investment Life Holding Co.	16,920
118	American National Insurance Co.	14,112
150	Assurant, Inc.	15,523
381	Assured Guaranty Ltd.	13,613
240	Axis Capital Holdings Ltd.	13,349
542	Brown & Brown, Inc.	15,030
637	CNO Financial Group, Inc.	12,128
117	Erie Indemnity Co., Class A	13,719
54	Everest Re Group Ltd.	12,446
235	First American Financial Corp.	12,154
117	Hanover Insurance Group (The), Inc.	13,989
242	Kemper Corp.	18,307
644	Old Republic International Corp.	12,822
143	Primerica, Inc.	14,243
284	ProAssurance Corp.	10,068
99	RenaissanceRe Holdings Ltd.	11,912
218	RLI Corp.	14,429
227	Selective Insurance Group, Inc.	12,485
16	White Mountains Insurance Group Ltd.	14,506
190	WR Berkley Corp.	13,758
		275,513
	Internet Software & Services – 1.4%
697	j2 Global, Inc.	60,367
476	LogMeIn, Inc.	49,147
		109,514
	IT Services – 2.3%
505	Booz Allen Hamilton Holding Corp.	22,084
612	Genpact Ltd.	17,705
162	Jack Henry & Associates, Inc.	21,118
293	MAXIMUS, Inc.	18,198
925	Sabre Corp.	22,792
698	Science Applications International Corp.	56,489
717	Western Union (The) Co.	14,577
		172,963
	Leisure Products – 0.9%
337	Brunswick Corp.	21,730
1,524	Mattel, Inc.	25,024
175	Polaris Industries, Inc.	21,381
		68,135
	Life Sciences Tools & Services – 2.1%
470	Bio-Techne Corp.	69,537
2,370	Bruker Corp.	68,825

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
258	PerkinElmer, Inc.	$18,893
		157,255
	Machinery – 5.1%
302	AGCO Corp.	18,338
501	Allison Transmission Holdings, Inc.	20,286
327	Barnes Group, Inc.	19,260
211	Crane Co.	16,907
434	Donaldson Co, Inc.	19,582
451	Flowserve Corp.	18,220
428	Graco, Inc.	19,354
432	Hillenbrand, Inc.	20,369
399	ITT, Inc.	20,856
172	John Bean Technologies Corp.	15,291
487	Kennametal, Inc.	17,483
217	Lincoln Electric Holdings, Inc.	19,044
143	Nordson Corp.	18,363
253	Oshkosh Corp.	17,791
523	Terex Corp.	22,065
429	Timken (The) Co.	18,683
313	Toro (The) Co.	18,858
600	Trinity Industries, Inc.	20,556
240	Wabtec Corp.	23,659
273	Woodward, Inc.	20,983
		385,948
	Media – 2.1%
29	Cable One, Inc.	21,266
526	Cinemark Holdings, Inc.	18,452
862	Interpublic Group of (The) Cos., Inc.	20,205
311	John Wiley & Sons, Inc., Class A	19,406
822	New York Times (The) Co.	21,290
298	Nexstar Media Group, Inc.	21,873
633	Sinclair Broadcast Group, Inc.	20,351
1,742	TEGNA, Inc.	18,901
		161,744
	Metals & Mining – 1.1%
813	Commercial Metals Co.	17,162
194	Reliance Steel & Aluminum Co.	16,983
194	Royal Gold, Inc.	18,011
473	United States Steel Corp.	16,437
387	Worthington Industries, Inc.	16,242
		84,835
	Multiline Retail – 0.6%
666	Macy’s, Inc.	24,928
409	Nordstrom, Inc.	21,178
		46,106
	Multi-Utilities – 0.9%
289	Black Hills Corp.	17,690
Shares	Description	Value

	Multi-Utilities (Continued)
695	MDU Resources Group, Inc.	$19,932
658	NiSource, Inc.	17,292
246	Vectren Corp.	17,577
		72,491
	Oil, Gas & Consumable Fuels – 2.9%
875	CVR Energy, Inc.	32,366
650	Delek US Holdings, Inc.	32,611
541	HollyFrontier Corp.	37,021
1,024	Murphy Oil Corp.	34,580
780	PBF Energy, Inc., Class A	32,705
456	Peabody Energy Corp.	20,739
1,820	Range Resources Corp.	30,449
		220,471
	Paper & Forest Products – 0.5%
391	Domtar Corp.	18,666
680	Louisiana-Pacific Corp.	18,510
		37,176
	Personal Products – 0.3%
272	Nu Skin Enterprises, Inc.	21,268
	Professional Services – 0.7%
169	Dun & Bradstreet (The) Corp.	20,728
170	ManpowerGroup, Inc.	14,630
338	Robert Half International, Inc.	22,004
		57,362
	Real Estate Management & Development – 0.3%
79	Jones Lang LaSalle, Inc.	13,113
506	Realogy Holdings Corp.	11,537
		24,650
	Road & Rail – 1.3%
425	Knight-Swift Transportation Holdings, Inc.	16,239
178	Landstar System, Inc.	19,438
269	Ryder System, Inc.	19,330
751	Schneider National, Inc., Class B	20,660
536	Werner Enterprises, Inc.	20,127
		95,794
	Semiconductors & Semiconductor Equipment – 3.8%
3,243	Cypress Semiconductor Corp.	50,526
1,581	Entegris, Inc.	53,596
476	MKS Instruments, Inc.	45,553
475	Monolithic Power Systems, Inc.	63,493
1,203	Teradyne, Inc.	45,798
194	Universal Display Corp.	16,684
442	Versum Materials, Inc.	16,421
		292,071

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 2.9%
540	Blackbaud, Inc.	$55,323
868	CDK Global, Inc.	56,463
325	Fair Isaac Corp. (a)	62,829
907	Pegasystems, Inc.	49,704
		224,319
	Specialty Retail – 2.9%
425	Aaron’s, Inc.	18,466
167	Advance Auto Parts, Inc.	22,662
995	American Eagle Outfitters, Inc.	23,134
945	Bed Bath & Beyond, Inc.	18,829
435	Foot Locker, Inc.	22,903
197	Lithia Motors, Inc., Class A	18,630
447	Penske Automotive Group, Inc.	20,942
515	Signet Jewelers Ltd.	28,711
315	Tractor Supply Co.	24,095
376	Williams-Sonoma, Inc.	23,079
		221,451
	Technology Hardware, Storage & Peripherals – 0.2%
680	Xerox Corp.	16,320
	Textiles, Apparel & Luxury Goods – 1.5%
192	Carter’s, Inc.	20,811
262	Columbia Sportswear Co.	23,965
1,088	Hanesbrands, Inc.	23,958
179	Ralph Lauren Corp.	22,504
693	Wolverine World Wide, Inc.	24,095
		115,333
	Thrifts & Mortgage Finance – 0.7%
1,059	New York Community Bancorp, Inc.	11,691
726	Radian Group, Inc.	11,776
940	TFS Financial Corp.	14,824
399	Washington Federal, Inc.	13,047
		51,338
	Tobacco – 0.2%
983	Vector Group Ltd.	18,756
	Trading Companies & Distributors – 1.2%
459	Air Lease Corp.	19,264
268	Applied Industrial Technologies, Inc.	18,800
213	MSC Industrial Direct Co., Inc., Class A	18,073
639	Triton International Ltd.	19,592
108	Watsco, Inc.	19,255
		94,984
Shares	Description	Value

	Transportation Infrastructure – 0.3%
530	Macquarie Infrastructure Corp.	$22,366
	Water Utilities – 0.2%
462	Aqua America, Inc.	16,253
	Wireless Telecommunication Services – 0.4%
1,123	Telephone & Data Systems, Inc.	30,793
	Total Common Stocks	6,596,226
	(Cost $6,656,809)
REAL ESTATE INVESTMENT TRUSTS – 13.2%
	Equity Real Estate Investment Trusts – 12.1%
357	American Campus Communities, Inc.	15,308
687	American Homes 4 Rent	15,238
338	Apartment Investment & Management Co., Class A	14,297
786	Apple Hospitality REIT, Inc.	14,054
869	Brandywine Realty Trust	14,669
905	Brixmor Property Group, Inc.	15,774
164	Camden Property Trust	14,945
138	CoreSite Realty Corp.	15,293
1,591	Cousins Properties, Inc.	15,417
490	CubeSmart	15,788
269	CyrusOne, Inc.	15,699
245	DCT Industrial Trust, Inc.	16,349
941	DDR CORP	16,844
375	Douglas Emmett, Inc.	15,068
521	Duke Realty Corp.	15,125
167	EastGroup Properties, Inc.	15,959
822	Empire State Realty Trust, Inc.	14,056
249	EPR Properties	16,133
157	Equity LifeStyle Properties, Inc.	14,428
119	Federal Realty Investment Trust	15,059
472	First Industrial Realty Trust, Inc.	15,736
681	Forest City Realty Trust, Inc.	15,534
413	Gaming and Leisure Properties, Inc.	14,785
674	GEO Group (The), Inc.	18,562
636	Gramercy Property Trust	17,376
498	Healthcare Realty Trust, Inc.	14,482
521	Healthcare Trust of America, Inc.	14,046
315	Highwoods Properties, Inc.	15,980
545	Hospitality Properties Trust	15,592
424	Hudson Pacific Properties, Inc.	15,022
409	JBG SMITH Properties	14,916
194	Kilroy Realty Corp.	14,674
959	Kimco Realty Corp.	16,293
217	Lamar Advertising Co., Class A	14,823
476	LaSalle Hotel Properties	16,294
347	Liberty Property Trust	15,383
165	Life Storage, Inc.	16,056
246	Macerich (The) Co.	13,980
1,062	Medical Properties Trust, Inc.	14,910

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
205	National Health Investors, Inc.	$15,104
351	National Retail Properties, Inc.	15,430
511	Omega Healthcare Investors, Inc.	15,841
737	Outfront Media, Inc.	14,335
887	Physicians Realty Trust	14,139
785	Piedmont Office Realty Trust, Inc.	15,645
122	PS Business Parks, Inc.	15,677
392	Rayonier, Inc.	15,166
710	RLJ Lodging Trust	15,656
178	Ryman Hospitality Properties, Inc.	14,801
781	Sabra Health Care REIT, Inc.	16,971
882	Senior Housing Properties Trust	15,955
142	SL Green Realty Corp.	14,275
1,986	Spirit Realty Capital, Inc.	15,948
151	Sun Communities, Inc.	14,780
908	Sunstone Hotel Investors, Inc.	15,091
242	Taubman Centers, Inc.	14,220
849	Uniti Group, Inc.	17,005
1,984	VEREIT, Inc.	14,761
492	Weingarten Realty Investors	15,159
222	WP Carey, Inc.	14,730
		920,636
	Mortgage Real Estate Investment Trusts – 1.1%
730	AGNC Investment Corp.	13,571
440	Blackstone Mortgage Trust, Inc., Class A	13,829
793	Chimera Investment Corp.	14,496
1,834	MFA Financial, Inc.	13,902
838	New Residential Investment Corp.	14,656
659	Starwood Property Trust, Inc.	14,307
		84,761
	Total Real Estate Investment Trusts	1,005,397
	(Cost $953,046)
	Total Investments – 99.8%	7,601,623
	(Cost $7,609,855) (b)
	Net Other Assets and Liabilities – 0.2%	13,652
	Net Assets – 100.0%	$7,615,275

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $338,532 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $346,764. The net unrealized depreciation was $8,232.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,596,226	$ 6,596,226	$ —	$ —
Real Estate Investment Trusts*	1,005,397	1,005,397	—	—
Total Investments	$ 7,601,623	$ 7,601,623	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.7%
	Aerospace & Defense – 0.7%
240	AAR Corp.	$11,158
166	Cubic Corp.	10,657
419	Triumph Group, Inc.	8,212
		30,027
	Air Freight & Logistics – 0.3%
200	Forward Air Corp.	11,816
	Airlines – 0.4%
64	Allegiant Travel Co.	8,893
285	Hawaiian Holdings, Inc.	10,246
		19,139
	Auto Components – 0.4%
332	Cooper Tire & Rubber Co.	8,732
204	Standard Motor Products, Inc.	9,861
		18,593
	Automobiles – 0.2%
258	Winnebago Industries, Inc.	10,475
	Banks – 8.9%
144	1st Source Corp.	7,694
138	Ameris Bancorp	7,362
378	Banc of California, Inc.	7,390
138	BancFirst Corp.	8,170
132	Banner Corp.	7,937
192	Berkshire Hills BanCorp., Inc.	7,795
485	Boston Private Financial Holdings, Inc.	7,712
451	Brookline Bancorp, Inc.	8,389
275	CenterState Bank Corp.	8,200
107	City Holding Co.	8,050
136	Community Bank System, Inc.	8,034
254	ConnectOne Bancorp, Inc.	6,325
323	CVB Financial Corp.	7,242
156	Enterprise Financial Services Corp.	8,416
205	First Bancorp	8,387
246	First Busey Corp.	7,803
517	First Commonwealth Financial Corp.	8,019
249	First Financial Bancorp	7,632
185	First Interstate BancSystem, Inc., Class A	7,807
175	First Merchants Corp.	8,120
297	First Midwest Bancorp, Inc.	7,565
181	Great Western Bancorp, Inc.	7,600
238	Hanmi Financial Corp.	6,747
138	Heartland Financial USA, Inc.	7,569
239	Heritage Financial Corp.	8,329
311	Hilltop Holdings, Inc.	6,864
402	Hope Bancorp, Inc.	7,168
102	Independent Bank Corp.	7,997
103	Independent Bank Group, Inc.	6,880
188	International Bancshares Corp.	8,046
Shares	Description	Value

	Banks (Continued)
368	Lakeland Bancorp, Inc.	$7,305
158	Lakeland Financial Corp.	7,614
171	LegacyTexas Financial Group, Inc.	6,672
263	Live Oak Bancshares, Inc.	8,061
220	National Bank Holdings Corp., Class A	8,490
206	NBT Bancorp, Inc.	7,859
432	Old National Bancorp	8,035
71	Park National Corp.	7,911
172	Renasant Corp.	7,829
183	S&T Bancorp, Inc.	7,913
188	Sandy Spring Bancorp, Inc.	7,710
179	ServisFirst Bancshares, Inc.	7,470
257	Simmons First National Corp., Class A	7,684
210	Southside Bancshares, Inc.	7,073
243	State Bank Financial Corp.	8,116
96	Tompkins Financial Corp.	8,244
255	Towne Bank	8,185
234	Trustmark Corp.	7,635
199	Union Bankshares Corp.	7,737
231	United Community Banks, Inc.	7,085
173	WesBanco, Inc.	7,792
126	Westamerica Bancorporation	7,120
		400,789
	Beverages – 0.4%
56	Coca-Cola Bottling Co. Consolidated	7,567
108	MGP Ingredients, Inc.	9,592
		17,159
	Building Products – 1.2%
271	AAON, Inc.	9,011
408	Advanced Drainage Systems, Inc.	11,648
244	Apogee Enterprises, Inc.	11,754
579	Griffon Corp.	10,306
326	Universal Forest Products, Inc.	11,938
		54,657
	Capital Markets – 1.5%
219	Artisan Partners Asset Management, Inc., Class A	6,603
180	Cohen & Steers, Inc.	7,508
209	Financial Engines, Inc.	9,384
164	Houlihan Lokey, Inc.	8,400
144	Moelis & Co., Class A	8,446
88	Piper Jaffray Cos.	6,763
221	Virtu Financial, Inc., Class A	5,867
361	Waddell & Reed Financial, Inc., Class A	6,487
797	WisdomTree Investments, Inc.	7,237
		66,695

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 2.2%
136	Balchem Corp.	$13,347
95	Chase Corp.	11,139
223	HB Fuller Co	11,971
162	Innospec, Inc.	12,401
185	KMG Chemicals, Inc.	13,649
166	Minerals Technologies, Inc.	12,508
75	Quaker Chemical Corp.	11,615
134	Stepan Co.	10,453
		97,083
	Commercial Services & Supplies – 4.4%
316	ABM Industries, Inc.	9,221
774	ACCO Brands Corp.	10,720
285	Brady Corp., Class A	10,987
729	Covanta Holding Corp.	12,028
304	Herman Miller, Inc.	10,306
269	HNI Corp.	10,007
386	Interface, Inc.	8,859
481	Knoll, Inc.	10,010
218	Matthews International Corp.	12,818
197	McGrath Rent Corp.	12,464
243	Mobile Mini, Inc.	11,397
160	Multi-Color Corp.	10,344
2,872	Pitney Bowes, Inc.	24,613
714	Steelcase, Inc., Class A	9,639
65	UniFirst Corp.	11,498
198	US Ecology, Inc.	12,613
202	Viad Corp.	10,958
		198,482
	Communications Equipment – 1.6%
425	InterDigital, Inc.	34,383
518	Plantronics, Inc.	39,497
		73,880
	Construction & Engineering – 0.8%
256	Comfort Systems USA, Inc.	11,725
189	Granite Construction, Inc.	10,520
423	Primoris Services Corp.	11,518
		33,763
	Consumer Finance – 0.2%
139	Nelnet, Inc., Class A	8,119
	Distributors – 0.3%
518	Core-Mark Holding Co., Inc.	11,759
	Diversified Consumer Services – 0.3%
109	Strayer Education, Inc.	12,318
	Diversified Telecommunication Services – 1.3%
361	ATN International, Inc.	19,050
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
721	Cogent Communications Holdings, Inc.	$38,501
		57,551
	Electric Utilities – 0.7%
150	El Paso Electric Co.	8,865
136	MGE Energy, Inc.	8,575
244	Otter Tail Corp.	11,614
		29,054
	Electrical Equipment – 0.4%
242	AZZ, Inc.	10,515
186	Encore Wire Corp.	8,826
		19,341
	Electronic Equipment, Instruments & Components – 0.7%
224	Badger Meter, Inc.	10,013
354	Benchmark Electronics, Inc.	10,319
270	Methode Electronics, Inc.	10,881
		31,213
	Energy Equipment & Services – 3.6%
7,403	Frank’s International N.V.	57,744
5,751	Nabors Industries Ltd.	36,864
2,168	Oceaneering International, Inc.	55,197
435	US Silica Holdings, Inc.	11,175
		160,980
	Food & Staples Retailing – 0.5%
294	Andersons (The), Inc.	10,055
132	PriceSmart, Inc.	11,946
		22,001
	Food Products – 1.4%
410	B&G Foods, Inc.	12,259
105	Calavo Growers, Inc.	10,096
1,127	Dean Foods Co.	11,845
215	Fresh Del Monte Produce, Inc.	9,578
71	J&J Snack Foods Corp.	10,825
330	Tootsie Roll Industries, Inc.	10,181
		64,784
	Gas Utilities – 0.6%
109	Chesapeake Utilities Corp.	8,715
133	Northwest Natural Gas Co.	8,485
271	South Jersey Industries, Inc.	9,070
		26,270
	Health Care Equipment & Supplies – 5.6%
1,089	Abaxis, Inc.	90,398
122	Atrion Corp.	73,127

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
1,215	CONMED Corp.	$88,938
		252,463
	Health Care Providers & Services – 8.2%
2,925	Ensign Group (The), Inc.	104,774
1,290	National HealthCare Corp.	90,790
4,947	Owens & Minor, Inc.	82,664
946	US Physical Therapy, Inc.	90,816
		369,044
	Hotels, Restaurants & Leisure – 2.9%
454	Bloomin’ Brands, Inc.	9,125
345	Bluegreen Vacations Corp.	8,211
305	Brinker International, Inc.	14,518
229	Cheesecake Factory (The), Inc.	12,609
168	Dine Brands Global, Inc.	12,566
250	International Speedway Corp., Class A	11,175
129	Jack in the Box, Inc.	10,981
192	Papa John’s International, Inc.	9,738
376	Red Rock Resorts, Inc., Class A	12,596
437	Sonic Corp.	15,042
233	Wingstop, Inc.	12,144
		128,705
	Household Durables – 0.7%
341	KB Home	9,289
324	La-Z-Boy, Inc.	9,914
348	MDC Holdings, Inc.	10,708
		29,911
	Household Products – 0.2%
74	WD-40 Co.	10,822
	Independent Power and Renewable Electricity Producers – 1.3%
430	NRG Yield, Inc., Class C	7,396
2,325	Pattern Energy Group, Inc., Class A	43,594
712	TerraForm Power, Inc., Class A	8,330
		59,320
	Industrial Conglomerates – 0.3%
302	Raven Industries, Inc.	11,612
	Insurance – 2.7%
132	AMERISAFE, Inc.	7,623
127	Argo Group International Holdings Ltd.	7,385
163	Aspen Insurance Holdings Ltd.	6,634
181	Employers Holdings, Inc.	7,276
Shares	Description	Value

	Insurance (Continued)
105	FBL Financial Group, Inc., Class A	$8,269
171	Horace Mann Educators Corp.	7,627
206	James River Group Holdings, Ltd.	8,094
142	Kinsale Capital Group, Inc.	7,790
159	Mercury General Corp.	7,244
300	National General Holdings Corp.	7,899
24	National Western Life Group, Inc., Class A	7,374
127	Navigators Group (The), Inc.	7,239
95	Safety Insurance Group, Inc.	8,113
256	State Auto Financial Corp.	7,657
153	United Fire Group, Inc.	8,340
229	Universal Insurance Holdings, Inc.	8,038
		122,602
	Internet & Direct Marketing Retail – 0.6%
360	Nutrisystem, Inc.	13,860
264	PetMed Express, Inc.	11,629
		25,489
	Internet Software & Services – 0.8%
2,351	NIC, Inc.	36,558
	IT Services – 1.7%
467	Convergys Corp.	11,414
690	CSG Systems International, Inc.	28,200
647	EVERTEC, Inc.	14,137
191	ManTech International Corp., Class A	10,245
344	TTEC Holdings, Inc.	11,885
		75,881
	Leisure Products – 0.5%
421	Acushnet Holdings Corp.	10,298
594	Callaway Golf Co.	11,268
		21,566
	Machinery – 5.7%
455	Actuant Corp., Class A	13,354
96	Alamo Group, Inc.	8,675
169	Albany International Corp., Class A	10,165
230	Altra Industrial Motion Corp.	9,913
192	Astec Industries, Inc.	11,482
454	Briggs & Stratton Corp.	7,995
295	Columbus McKinnon Corp.	12,791
244	Douglas Dynamics, Inc.	11,712
137	EnPro Industries, Inc.	9,583
181	ESCO Technologies, Inc.	10,444
480	Federal Signal Corp.	11,179
259	Franklin Electric Co., Inc.	11,681
210	Greenbrier (The) Cos., Inc.	11,078

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
151	Hyster-Yale Materials Handling, Inc.	$9,702
112	Kadant, Inc.	10,769
116	Lindsay Corp.	11,251
404	Mueller Industries, Inc.	11,922
972	Mueller Water Products, Inc., Class A	11,392
509	REV Group, Inc.	8,658
111	Standex International Corp.	11,344
197	Sun Hydraulics Corp.	9,493
156	Tennant Co.	12,324
508	Wabash National Corp.	9,479
136	Watts Water Technologies, Inc., Class A	10,662
		257,048
	Marine – 0.3%
369	Matson, Inc.	14,162
	Media – 2.0%
566	Emerald Expositions Events, Inc.	11,660
1,142	Entercom Communications Corp., Class A	8,622
919	EW Scripps (The) Co., Class A	12,305
1,104	Gannett Co., Inc.	11,813
205	Meredith Corp.	10,455
284	Scholastic Corp.	12,584
306	World Wrestling Entertainment, Inc.	22,283
		89,722
	Metals & Mining – 1.6%
252	Carpenter Technology Corp.	13,248
184	Compass Minerals International, Inc.	12,098
3,026	Hecla Mining Co.	10,530
110	Kaiser Aluminum Corp.	11,452
207	Materion Corp.	11,209
396	Warrior Met Coal, Inc.	10,918
		69,455
	Multiline Retail – 0.5%
253	Big Lots, Inc.	10,570
137	Dillard’s, Inc., Class A	12,947
		23,517
	Multi-Utilities – 0.2%
142	NorthWestern Corp.	8,129
	Oil, Gas & Consumable Fuels – 2.8%
121	Arch Coal, Inc., Class A	9,490
1,878	SemGroup Corp., Class A	47,701
2,229	SM Energy Co.	57,263
431	World Fuel Services Corp.	8,797
		123,251
Shares	Description	Value

	Paper & Forest Products – 1.0%
274	Boise Cascade Co.	$12,248
142	Neenah, Inc.	12,049
541	PH Glatfelter Co.	10,598
248	Schweitzer-Mauduit International, Inc.	10,842
		45,737
	Personal Products – 0.2%
206	Inter Parfums, Inc.	11,021
	Professional Services – 1.4%
269	Exponent, Inc.	12,993
181	ICF International, Inc.	12,860
152	Insperity, Inc.	14,478
364	Kelly Services, Inc., Class A	8,172
205	Korn/Ferry International	12,695
		61,198
	Real Estate Management & Development – 0.4%
420	Kennedy-Wilson Holdings, Inc.	8,883
104	RMR Group (The), Inc., Class A	8,159
		17,042
	Road & Rail – 0.5%
588	Heartland Express, Inc.	10,907
464	Marten Transport Ltd.	10,881
		21,788
	Semiconductors & Semiconductor Equipment – 2.8%
1,155	Brooks Automation, Inc.	37,676
292	Cabot Microelectronics, Corp.	31,407
458	Power Integrations, Inc.	33,457
1,479	Xperi Corp.	23,812
		126,352
	Software – 2.7%
420	Ebix, Inc.	32,025
1,393	Monotype Imaging Holdings, Inc.	28,278
813	Progress Software Corp.	31,561
2,308	TiVo Corp.	31,042
		122,906
	Specialty Retail – 3.5%
455	Abercrombie & Fitch Co., Class A	11,138
498	Buckle (The), Inc.	13,396
328	Caleres, Inc.	11,280
302	Camping World Holdings, Inc., Class A	7,544
1,219	Chico’s FAS, Inc.	9,923
81	Children’s Place (The), Inc.	9,785
314	Dick’s Sporting Goods, Inc.	11,068

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
491	DSW, Inc., Class A	$12,678
873	GameStop Corp., Class A	12,720
169	Group 1 Automotive, Inc.	10,647
531	Guess?, Inc.	11,363
206	Monro, Inc.	11,969
5,126	Office Depot, Inc.	13,071
440	Tailored Brands, Inc.	11,229
		157,811
	Technology Hardware, Storage & Peripherals – 0.5%
2,031	Diebold Nixdorf, Inc.	24,270
	Textiles, Apparel & Luxury Goods – 0.5%
130	Oxford Industries, Inc.	10,787
221	Steven Madden Ltd.	11,735
		22,522
	Thrifts & Mortgage Finance – 1.5%
470	Beneficial Bancorp, Inc.	7,614
603	Capitol Federal Financial, Inc.	7,935
562	Kearny Financial Corp.	7,559
363	Meridian Bancorp, Inc.	6,951
67	Meta Financial Group, Inc.	6,526
441	Northwest Bancshares, Inc.	7,669
285	Provident Financial Services, Inc.	7,846
123	Walker & Dunlop, Inc.	6,845
152	WSFS Financial Corp.	8,102
		67,047
	Tobacco – 0.3%
200	Universal Corp.	13,210
	Trading Companies & Distributors – 1.8%
532	Aircastle, Ltd.	10,906
154	GATX Corp.	11,432
275	H&E Equipment Services, Inc.	10,343
170	Kaman Corp.	11,847
1,095	Systemax, Inc.	37,591
		82,119
	Water Utilities – 0.6%
144	American States Water Co.	8,231
205	California Water Service Group	7,985
145	SJW Group	9,602
		25,818
	Wireless Telecommunication Services – 0.4%
598	Shenandoah Telecommunications Co.	19,555
	Total Common Stocks	4,023,601
	(Cost $3,922,986)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 9.7%
	Equity Real Estate Investment Trusts – 8.0%
297	Acadia Realty Trust	$8,129
152	Agree Realty Corp.	8,021
316	Alexander & Baldwin, Inc.	7,426
19	Alexander’s, Inc.	7,270
219	American Assets Trust, Inc.	8,386
545	CareTrust REIT, Inc.	9,096
1,752	CBL & Associates Properties, Inc.	9,759
381	Chatham Lodging Trust	8,085
263	Chesapeake Lodging Trust	8,321
357	Columbia Property Trust, Inc.	8,108
374	CoreCivic, Inc.	8,935
283	Corporate Office Properties Trust	8,204
700	DiamondRock Hospitality Co.	8,596
223	Education Realty Trust, Inc.	9,255
477	Four Corners Property Trust, Inc.	11,749
869	Franklin Street Properties Corp.	7,439
290	Getty Realty Corp.	8,169
433	Global Net Lease, Inc.	8,846
535	Government Properties Income Trust	8,480
480	Kite Realty Group Trust	8,198
928	Lexington Realty Trust	8,101
192	LTC Properties, Inc.	8,206
437	Mack-Cali Realty Corp.	8,862
486	Monmouth Real Estate Investment Corp.	8,034
291	National Storage Affiliates Trust	8,969
213	Pebblebrook Hotel Trust	8,264
140	PotlatchDeltic Corp.	7,119
202	QTS Realty Trust, Inc., Class A	7,979
591	Ramco-Gershenson Properties Trust	7,807
413	Retail Opportunity Investments Corp.	7,913
626	Retail Properties of America, Inc.	8,000
254	Rexford Industrial Realty, Inc.	7,973
143	Saul Centers, Inc.	7,662
375	Select Income REIT	8,426
205	Seritage Growth Properties	8,698
305	STAG Industrial, Inc.	8,305
537	Summit Hotel Properties, Inc.	7,684
332	Tanger Factory Outlet Centers, Inc.	7,799
212	Terreno Realty Corp.	7,986
342	Urban Edge Properties	7,822
1,095	Washington Prime Group, Inc.	8,880
268	Washington Real Estate Investment Trust	8,128
370	Xenia Hotels & Resorts, Inc.	9,013
		358,102

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 1.7%
406	Apollo Commercial Real Estate Finance, Inc.	$7,422
314	ARMOUR Residential REIT, Inc.	7,162
1,087	CYS Investments, Inc.	8,153
375	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,406
446	Invesco Mortgage Capital, Inc.	7,091
364	KKR Real Estate Finance Trust, Inc.	7,200
484	Ladder Capital Corp.	7,560
405	PennyMac Mortgage Investment Trust	7,691
472	Redwood Trust, Inc.	7,774
475	Two Harbors Investment Corp.	7,505
		74,964
	Total Real Estate Investment Trusts	433,066
	(Cost $408,840)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.3%
	Capital Markets – 0.3%
435	Corporate Capital Trust, Inc.	6,795
410	TPG Specialty Lending, Inc.	7,355
	Total Common Stocks - Business Development Companies	14,150
	(Cost $15,132)
	Total Investments – 99.7%	4,470,817
	(Cost $4,346,958) (a)
	Net Other Assets and Liabilities – 0.3%	11,937
	Net Assets – 100.0%	$4,482,754

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $304,103 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $180,244. The net unrealized appreciation was $123,859.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,023,601	$ 4,023,601	$ —	$ —
Real Estate Investment Trusts*	433,066	433,066	—	—
Common Stocks - Business Development Companies*	14,150	14,150	—	—
Total Investments	$ 4,470,817	$ 4,470,817	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 85.3%
	Air Freight & Logistics – 1.4%
569	United Parcel Service, Inc., Class B	$60,445
	Automobiles – 1.1%
2,214	Ford Motor Co.	24,509
522	General Motors Co.	20,567
		45,076
	Banks – 1.4%
267	BB&T Corp.	13,468
933	Huntington Bancshares, Inc.	13,771
259	U.S. Bancorp	12,955
316	Wells Fargo & Co.	17,519
		57,713
	Beverages – 0.7%
360	Coca-Cola (The) Co.	15,790
122	PepsiCo, Inc.	13,282
		29,072
	Biotechnology – 4.6%
737	AbbVie, Inc.	68,283
367	Amgen, Inc.	67,744
838	Gilead Sciences, Inc.	59,364
		195,391
	Building Products – 1.2%
1,505	Johnson Controls International PLC	50,342
	Capital Markets – 0.7%
400	Franklin Resources, Inc.	12,820
634	Invesco, Ltd.	16,839
		29,659
	Chemicals – 1.5%
77	Air Products & Chemicals, Inc.	11,991
416	CF Industries Holdings, Inc.	18,470
204	DowDuPont, Inc.	13,448
163	LyondellBasell Industries N.V., Class A	17,906
		61,815
	Communications Equipment – 1.9%
1,900	Cisco Systems, Inc.	81,757
	Containers & Packaging – 1.4%
324	International Paper Co.	16,874
739	WestRock Co.	42,138
		59,012
	Distributors – 0.3%
154	Genuine Parts Co.	14,136
Shares	Description	Value

	Diversified Telecommunication Services – 2.2%
585	AT&T, Inc.	$18,784
3,005	CenturyLink, Inc.	56,013
386	Verizon Communications, Inc.	19,420
		94,217
	Electric Utilities – 1.5%
69	American Electric Power Co., Inc.	4,778
79	Duke Energy Corp.	6,247
77	Edison International	4,872
77	Entergy Corp.	6,221
75	Eversource Energy	4,396
118	Exelon Corp.	5,027
168	FirstEnergy Corp.	6,033
21	NextEra Energy, Inc.	3,507
109	PG&E Corp.	4,639
269	PPL Corp.	7,680
157	Southern (The) Co.	7,271
95	Xcel Energy, Inc.	4,339
		65,010
	Electrical Equipment – 2.5%
706	Eaton Corp PLC	52,767
758	Emerson Electric Co.	52,408
		105,175
	Electronic Equipment, Instruments & Components – 1.6%
2,501	Corning, Inc.	68,802
	Energy Equipment & Services – 0.8%
484	Baker Hughes a GE Co.	15,986
254	Schlumberger Ltd.	17,026
		33,012
	Food & Staples Retailing – 2.0%
457	Sysco Corp.	31,208
437	Walgreens Boots Alliance, Inc.	26,227
307	Walmart, Inc.	26,295
		83,730
	Food Products – 2.7%
312	Archer-Daniels-Midland Co.	14,299
152	Bunge Ltd.	10,596
338	Campbell Soup Co.	13,703
435	General Mills, Inc.	19,253
120	Hershey (The) Co.	11,167
91	JM Smucker (The) Co.	9,781
229	Kellogg Co.	16,000
289	Kraft Heinz (The) Co.	18,155
		112,954

See Notes to Portfolio of Investments

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services – 1.6%
560	Cardinal Health, Inc.	$27,345
615	CVS Health Corp.	39,575
		66,920
	Hotels, Restaurants & Leisure – 3.6%
470	Carnival Corp.	26,936
401	Darden Restaurants, Inc.	42,931
677	Las Vegas Sands Corp.	51,696
190	McDonald’s Corp.	29,771
		151,334
	Household Durables – 3.2%
1,770	Garmin Ltd.	107,970
642	Newell Brands, Inc.	16,557
85	Whirlpool Corp.	12,430
		136,957
	Household Products – 1.0%
89	Clorox (The) Co.	12,037
146	Kimberly-Clark Corp.	15,380
199	Procter & Gamble (The) Co.	15,534
		42,951
	Industrial Conglomerates – 2.3%
7,260	General Electric Co.	98,809
	Insurance – 3.2%
217	American Financial Group, Inc.	23,291
242	American International Group, Inc.	12,831
187	Arthur J. Gallagher & Co.	12,207
206	Cincinnati Financial Corp.	13,773
264	CNA Financial Corp.	12,059
374	Fidelity National Financial, Inc.	14,070
425	MetLife, Inc.	18,530
291	Principal Financial Group, Inc.	15,408
164	Prudential Financial, Inc.	15,336
		137,505
	IT Services – 4.0%
768	International Business Machines Corp.	107,290
947	Paychex, Inc.	64,727
		172,017
	Leisure Products – 0.3%
149	Hasbro, Inc.	13,754
	Machinery – 0.9%
297	Cummins, Inc.	39,501
	Media – 1.6%
518	Omnicom Group, Inc.	39,508
Shares	Description	Value

	Media (Continued)
987	Viacom, Inc., Class B	$29,768
		69,276
	Metals & Mining – 0.3%
200	Nucor Corp.	12,500
	Multiline Retail – 2.1%
610	Kohl’s Corp.	44,469
607	Target Corp.	46,205
		90,674
	Multi-Utilities – 1.0%
76	Ameren Corp.	4,625
194	Centerpoint Energy, Inc.	5,376
89	CMS Energy Corp.	4,208
62	Consolidated Edison, Inc.	4,835
93	Dominion Energy, Inc.	6,341
42	DTE Energy Co.	4,352
93	Public Service Enterprise Group, Inc.	5,035
37	Sempra Energy	4,296
73	WEC Energy Group, Inc.	4,719
		43,787
	Oil, Gas & Consumable Fuels – 6.1%
122	Andeavor	16,004
360	Apache Corp.	16,830
179	Chevron Corp.	22,631
295	Exxon Mobil Corp.	24,405
1,176	Kinder Morgan, Inc.	20,780
388	Occidental Petroleum Corp.	32,468
120	ONEOK, Inc.	8,380
162	Phillips 66	18,194
1,003	Targa Resources Corp.	49,638
180	Valero Energy Corp.	19,949
1,070	Williams (The) Cos., Inc.	29,008
		258,287
	Personal Products – 0.2%
676	Coty, Inc.	9,532
	Pharmaceuticals – 8.1%
883	Bristol-Myers Squibb Co.	48,865
793	Eli Lilly & Co.	67,667
458	Johnson & Johnson	55,574
1,432	Merck & Co, Inc.	86,922
2,309	Pfizer, Inc.	83,770
		342,798
	Semiconductors & Semiconductor Equipment – 4.6%
1,221	Maxim Integrated Products, Inc.	71,624
2,238	QUALCOMM, Inc.	125,596
		197,220

See Notes to Portfolio of Investments

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 2.2%
2,675	CA, Inc.	$95,364
	Specialty Retail – 2.6%
1,125	Gap (The), Inc.	36,439
1,956	L Brands, Inc.	72,137
		108,576
	Technology Hardware, Storage & Peripherals – 4.7%
3,370	HP, Inc.	76,465
2,217	Seagate Technology PLC	125,194
		201,659
	Textiles, Apparel & Luxury Goods – 0.5%
221	Tapestry, Inc.	10,323
145	VF Corp.	11,820
		22,143
	Tobacco – 0.8%
307	Altria Group, Inc.	17,435
195	Philip Morris International, Inc.	15,744
		33,179
	Trading Companies & Distributors – 0.9%
818	Fastenal Co.	39,370
	Total Common Stocks	3,631,431
	(Cost $3,887,840)
REAL ESTATE INVESTMENT TRUSTS – 14.4%
	Equity Real Estate Investment Trusts – 12.9%
126	Alexandria Real Estate Equities, Inc.	15,897
119	AvalonBay Communities, Inc.	20,455
114	Boston Properties, Inc.	14,298
186	Crown Castle International Corp.	20,055
192	Digital Realty Trust, Inc.	21,423
302	Equity Residential	19,234
69	Essex Property Trust, Inc.	16,496
229	Extra Space Storage, Inc.	22,857
1,535	HCP, Inc.	39,634
1,289	Host Hotels & Resorts, Inc.	27,159
1,179	Iron Mountain, Inc.	41,277
241	Mid-America Apartment Communities, Inc.	24,262
254	Prologis, Inc.	16,685
112	Public Storage	25,408
536	Realty Income Corp.	28,831
345	Regency Centers Corp.	21,418
173	Simon Property Group, Inc.	29,443
553	UDR, Inc.	20,760
714	Ventas, Inc.	40,662
314	Vornado Realty Trust	23,211
657	Welltower, Inc.	41,187
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
576	Weyerhaeuser Co.	$21,001
		551,653
	Mortgage Real Estate Investment Trusts – 1.5%
6,174	Annaly Capital Management, Inc.	63,530
	Total Real Estate Investment Trusts	615,183
	(Cost $646,234)
	Total Investments – 99.7%	4,246,614
	(Cost $4,534,074) (a)
	Net Other Assets and Liabilities – 0.3%	13,543
	Net Assets – 100.0%	$4,260,157

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $98,496 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $385,956. The net unrealized depreciation was $287,460.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,631,431	$ 3,631,431	$ —	$ —
Real Estate Investment Trusts*	615,183	615,183	—	—
Total Investments	$ 4,246,614	$ 4,246,614	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-eight exchange-traded funds that are offering shares. This report covers the six funds listed below (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust.
Developed International Equity Select ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RNDM”)
Emerging Markets Equity Select ETF - (Nasdaq ticker “RNEM”)
Large Cap US Equity Select ETF - (Nasdaq ticker “RNLC”)
Mid Cap US Equity Select ETF - (Nasdaq ticker “RNMC”)
Small Cap US Equity Select ETF - (Nasdaq ticker “RNSC”)
US Equity Dividend Select ETF - (Nasdaq ticker “RNDV”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
Licensing Information
Riskalyze, Nasdaq Riskalyze Large Cap US Equity Select Index, Nasdaq Riskalyze Mid Cap US Equity Select Index, Nasdaq Riskalyze Small Cap US Equity Select Index, Nasdaq Riskalyze Equity Income Select Index, Nasdaq Riskalyze Developed Market Ex-US Equity Select Index, and Nasdaq Riskalyze Emerging Market Equity Select Index are trademarks of Riskalyze, Inc. (the “Licensor”) and have been licensed for use for certain purposes by First Trust. The Funds are based on the Licensor’s indices and are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such Funds.

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 98.3%
776,313	Associated Banc-Corp.	$21,193,345
737,824	Bank of America Corp.	20,799,259
450,702	Bank OZK	20,299,618
2,567,080	BankUnited, Inc.	104,865,218
1,030,992	BB&T Corp.	52,003,237
321,286	Citigroup, Inc.	21,500,459
1,325,018	Citizens Financial Group, Inc.	51,543,200
227,239	Comerica, Inc.	20,660,570
573,001	East West Bancorp, Inc.	37,359,665
3,417,599	Fifth Third Bancorp	98,085,091
215,124	First Republic Bank	20,821,852
1,617,076	FNB Corp.	21,701,160
3,640,008	Huntington Bancshares, Inc.	53,726,518
1,606,165	Investors Bancorp, Inc.	20,542,850
1,011,626	JPMorgan Chase & Co.	105,411,429
1,102,177	KeyCorp	21,536,539
124,515	M&T Bank Corp.	21,186,227
2,940,084	People’s United Financial, Inc.	53,186,120
754,856	PNC Financial Services Group (The), Inc.	101,981,046
473,617	Popular, Inc.	21,412,225
2,967,494	Regions Financial Corp.	52,762,043
168,063	Signature Bank (a)	21,491,896
872,764	Sterling Bancorp	20,509,954
1,603,521	SunTrust Banks, Inc.	105,864,456
68,643	SVB Financial Group (a)	19,821,353
1,000,316	Synovus Financial Corp.	52,846,694
222,382	Texas Capital Bancshares, Inc. (a)	20,347,953
1,082,757	U.S. Bancorp	54,159,505
1,002,537	Wells Fargo & Co.	55,580,651
		1,293,200,133
	Thrifts & Mortgage Finance – 1.5%
1,848,688	New York Community Bancorp, Inc.	20,409,516
	Total Investments – 99.8%	1,313,609,649
	(Cost $1,273,742,188) (b)
	Net Other Assets and Liabilities – 0.2%	2,108,419
	Net Assets – 100.0%	$1,315,718,068

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $66,968,995 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,101,534. The net unrealized appreciation was $39,867,461.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,313,609,649	$ 1,313,609,649	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Beverages – 21.4%
676	Brown-Forman Corp., Class B	$33,131
889	Coca-Cola (The) Co.	38,992
343	Constellation Brands, Inc., Class A	75,072
179	Molson Coors Brewing Co., Class B	12,179
216	Monster Beverage Corp. (a)	12,377
381	PepsiCo, Inc.	41,479
		213,230
	Diversified Financial Services – 1.2%
504	Jefferies Financial Group, Inc.	11,461
	Food & Staples Retailing – 8.1%
2,143	US Foods Holding Corp. (a)	81,048
	Food Products – 64.0%
1,749	Archer-Daniels-Midland Co.	80,157
392	B&G Foods, Inc.	11,721
159	Bunge Ltd.	11,084
328	Campbell Soup Co.	13,297
1,032	ConAgra Brands, Inc.	36,873
261	General Mills, Inc.	11,552
432	Hain Celestial Group (The), Inc. (a)	12,874
123	Hershey (The) Co.	11,446
1,065	Hormel Foods Corp.	39,629
343	Ingredion, Inc.	37,970
356	JM Smucker (The) Co.	38,263
171	Kellogg Co.	11,948
665	Kraft Heinz (The) Co.	41,775
1,199	Lamb Weston Holdings, Inc.	82,143
109	McCormick & Co., Inc.	12,654
281	Mondelez International, Inc., Class A	11,521
598	Pinnacle Foods, Inc.	38,906
497	Post Holdings, Inc. (a)	42,752
113	Sanderson Farms, Inc.	11,882
1,133	Tyson Foods, Inc., Class A	78,007
		636,454
	Internet & Direct Marketing Retail – 1.1%
296	Nutrisystem, Inc.	11,396
	Personal Products – 3.9%
722	Herbalife Nutrition Ltd. (a)	38,786
	Total Investments – 99.7%	992,375
	(Cost $1,010,507) (b)
	Net Other Assets and Liabilities – 0.3%	2,595
	Net Assets – 100.0%	$994,970

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $39,953 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $58,085. The net unrealized depreciation was $18,132.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 992,375	$ 992,375	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Energy Equipment & Services – 3.8%
3,543	Baker Hughes a GE Co.	$117,025
987	Core Laboratories N.V.	124,569
2,464	Halliburton Co.	111,028
1,846	Helmerich & Payne, Inc.	117,701
16,406	Nabors Industries Ltd.	105,162
2,959	National Oilwell Varco, Inc.	128,421
5,926	Patterson-UTI Energy, Inc.	106,668
1,785	Schlumberger Ltd.	119,648
9,688	Transocean Ltd. (a)	130,207
36,151	Weatherford International PLC (a)	118,937
		1,179,366
	Oil, Gas & Consumable Fuels – 95.8%
17,624	Anadarko Petroleum Corp.	1,290,958
8,518	Andeavor	1,117,391
15,676	Apache Corp.	732,853
5,363	Cabot Oil & Gas Corp.	127,639
66,967	California Resources Corp. (a)	3,042,980
24,882	Carrizo Oil & Gas, Inc. (a)	692,964
1,840	Cheniere Energy, Inc. (a)	119,950
176,700	Chesapeake Energy Corp. (a)	925,908
9,897	Chevron Corp.	1,251,278
893	Concho Resources, Inc. (a)	123,547
18,255	ConocoPhillips	1,270,913
11,415	Continental Resources Inc. (a)	739,235
4,223	Devon Energy Corp.	185,643
1,015	Diamondback Energy, Inc.	133,544
10,442	EOG Resources, Inc.	1,299,298
2,378	EQT Corp.	131,218
11,031	Gulfport Energy Corp. (a)	138,660
2,028	Hess Corp.	135,653
31,878	HollyFrontier Corp.	2,181,412
7,347	Kinder Morgan, Inc.	129,821
5,719	Marathon Oil Corp.	119,298
15,566	Marathon Petroleum Corp.	1,092,111
3,985	Murphy Oil Corp.	134,573
4,191	Newfield Exploration Co. (a)	126,778
3,433	Noble Energy, Inc.	121,116
59,659	Oasis Petroleum, Inc. (a)	773,777
14,610	Occidental Petroleum Corp.	1,222,565
4,157	Parsley Energy, Inc., Class A (a)	125,874
50,409	PBF Energy, Inc., Class A	2,113,649
21,121	Phillips 66	2,372,100
635	Pioneer Natural Resources Co.	120,167
101,753	QEP Resources, Inc. (a)	1,247,492
8,978	Range Resources Corp.	150,202
2,802	RSP Permian, Inc. (a)	123,344
4,678	SM Energy Co.	120,178
25,910	Southwestern Energy Co. (a)	137,323
2,520	Targa Resources Corp.	124,715
20,300	Valero Energy Corp.	2,249,849
2,338	Whiting Petroleum Corp. (a)	123,259
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
45,800	Williams (The) Cos., Inc.	$1,241,638
		29,610,873
	Total Investments – 99.6%	30,790,239
	(Cost $29,340,304) (b)
	Net Other Assets and Liabilities – 0.4%	121,370
	Net Assets – 100.0%	$30,911,609

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,737,824 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $287,889. The net unrealized appreciation was $1,449,935.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,790,239	$ 30,790,239	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Biotechnology – 22.4%
1,289	AbbVie, Inc.	$119,426
1,048	Alkermes PLC (a)	43,136
2,023	AMAG Pharmaceuticals, Inc. (a)	39,448
2,927	Amicus Therapeutics, Inc. (a)	45,720
588	Blueprint Medicines Corp. (a)	37,326
1,892	Eagle Pharmaceuticals, Inc. (a)	143,149
1,285	Esperion Therapeutics, Inc. (a)	50,359
3,911	Heron Therapeutics, Inc. (a)	151,942
1,586	La Jolla Pharmaceutical Co. (a)	46,264
324	Sage Therapeutics, Inc. (a)	50,716
		727,486
	Health Care Equipment & Supplies – 11.6%
4,145	Abbott Laboratories	252,803
1,192	Heska Corp. (a)	123,718
		376,521
	Pharmaceuticals – 65.9%
473	Allergan PLC	78,858
2,361	Bristol-Myers Squibb Co.	130,658
3,248	Catalent, Inc. (a)	136,059
2,999	Eli Lilly & Co.	255,905
7,865	Endo International PLC (a)	74,167
3,035	Horizon Pharma PLC (a)	50,260
1,509	Jazz Pharmaceuticals PLC (a)	260,001
1,066	Johnson & Johnson	129,348
1,461	Medicines (The) Co. (a)	53,619
4,284	Merck & Co, Inc.	260,039
3,315	Mylan N.V. (a)	119,804
2,423	Omeros Corp. (a)	43,953
1,444	Pacira Pharmaceuticals, Inc. (a)	46,280
736	Perrigo Co. PLC	53,662
7,098	Pfizer, Inc.	257,515
1,480	Prestige Brands Holdings, Inc. (a)	56,802
2,263	Supernus Pharmaceuticals, Inc. (a)	135,440
		2,142,370
	Total Investments – 99.9%	3,246,377
	(Cost $3,165,496) (b)
	Net Other Assets and Liabilities – 0.1%	4,753
	Net Assets – 100.0%	$3,251,130

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $211,690 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $130,809. The net unrealized appreciation was $80,881.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,246,377	$ 3,246,377	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Commercial Services & Supplies – 11.4%
1,524	Copart, Inc. (a)	$86,198
3,168	KAR Auction Services, Inc.	173,606
		259,804
	Diversified Consumer Services – 0.5%
196	H&R Block, Inc.	4,465
72	Weight Watchers International, Inc. (a)	7,279
		11,744
	Food & Staples Retailing – 16.3%
422	Costco Wholesale Corp.	88,190
3,434	Kroger (The) Co.	97,697
2,570	Sysco Corp.	175,505
86	Walgreens Boots Alliance, Inc.	5,161
64	Walmart, Inc.	5,482
		372,035
	Health Care Providers & Services – 13.8%
66	AmerisourceBergen Corp.	5,628
1,604	Cardinal Health, Inc.	78,323
1,134	CVS Health Corp.	72,973
1,178	McKesson Corp.	157,145
		314,069
	Internet & Direct Marketing Retail – 7.9%
48	Amazon.com, Inc. (a)	81,591
238	Netflix, Inc. (a)	93,160
160	Overstock.com, Inc. (a)	5,384
		180,135
	Internet Software & Services – 5.3%
142	eBay, Inc. (a)	5,149
2,584	Etsy, Inc. (a)	109,019
50	GrubHub, Inc. (a)	5,245
		119,413
	Multiline Retail – 24.8%
1,944	Big Lots, Inc.	81,220
148	Dollar General Corp.	14,593
64	Dollar Tree, Inc. (a)	5,440
2,214	JC Penney Co., Inc. (a)	5,181
2,504	Kohl’s Corp.	182,542
4,788	Macy’s, Inc.	179,215
174	Nordstrom, Inc.	9,010
1,146	Target Corp.	87,233
		564,434
	Specialty Retail – 19.3%
42	Advance Auto Parts, Inc.	5,699
Shares	Description	Value

	Specialty Retail (Continued)
462	AutoNation, Inc. (a)	$22,444
8	AutoZone, Inc. (a)	5,367
296	Bed Bath & Beyond, Inc.	5,898
78	Best Buy Co., Inc.	5,817
572	Burlington Stores, Inc. (a)	86,103
492	CarMax, Inc. (a)	35,852
146	Dick’s Sporting Goods, Inc.	5,147
100	Foot Locker, Inc.	5,265
406	GameStop Corp., Class A	5,915
192	Gap (The), Inc.	6,219
448	Home Depot (The), Inc.	87,405
158	L Brands, Inc.	5,827
54	Lithia Motors, Inc., Class A	5,107
56	Lowe’s Cos, Inc.	5,352
20	O’Reilly Automotive, Inc. (a)	5,471
68	Ross Stores, Inc.	5,763
124	Signet Jewelers Ltd.	6,913
40	Tiffany & Co.	5,264
926	TJX (The) Cos., Inc.	88,137
72	Tractor Supply Co.	5,507
22	Ulta Beauty, Inc. (a)	5,136
532	Urban Outfitters, Inc. (a)	23,701
		439,309
	Total Investments – 99.3%	2,260,943
	(Cost $2,304,322) (b)
	Net Other Assets and Liabilities – 0.7%	16,254
	Net Assets – 100.0%	$2,277,197

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,110 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $64,489. The net unrealized depreciation was $43,379.

See Notes to Portfolio of Investments

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,260,943	$ 2,260,943	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Communications Equipment – 8.6%
45,634	InterDigital, Inc.	$3,691,791
	Semiconductors & Semiconductor Equipment – 91.4%
9,870	Advanced Energy Industries, Inc. (a)	573,348
47,105	Advanced Micro Devices, Inc. (a)	706,104
18,513	Analog Devices, Inc.	1,775,767
12,736	Applied Materials, Inc.	588,276
17,256	Cirrus Logic, Inc. (a)	661,423
38,591	Cree, Inc. (a)	1,604,228
39,292	Cypress Semiconductor Corp.	612,169
51,257	Entegris, Inc.	1,737,612
36,131	Impinj, Inc. (a)	798,857
19,146	Inphi, Corp. (a)	624,351
19,457	Integrated Device Technology, Inc. (a)	620,289
65,186	Intel Corp.	3,240,396
5,712	KLA-Tencor Corp.	585,651
3,263	Lam Research Corp.	564,010
83,525	Marvell Technology Group Ltd.	1,790,776
11,027	Maxim Integrated Products, Inc.	646,844
18,475	Microchip Technology, Inc.	1,680,301
62,481	Micron Technology, Inc. (a)	3,276,504
16,035	MKS Instruments, Inc.	1,534,550
13,649	Monolithic Power Systems, Inc.	1,824,462
4,336	NVIDIA Corp.	1,027,198
143,186	ON Semiconductor Corp. (a)	3,183,741
22,419	Qorvo, Inc. (a)	1,797,331
11,128	QUALCOMM, Inc.	624,503
17,037	Silicon Laboratories, Inc. (a)	1,696,885
6,559	Skyworks Solutions, Inc.	633,927
17,060	Teradyne, Inc.	649,474
32,153	Texas Instruments, Inc.	3,544,868
36,706	Ultra Clean Holdings, Inc. (a)	609,320
		39,213,165
	Total Investments – 100.0%	42,904,956
	(Cost $42,108,584) (b)
	Net Other Assets and Liabilities – (0.0)%	(3,455)
	Net Assets – 100.0%	$42,901,501

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,058,522 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,262,150. The net unrealized appreciation was $796,372.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 42,904,956	$ 42,904,956	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Air Freight & Logistics – 16.0%
820	CH Robinson Worldwide, Inc.	$68,601
1,899	Expeditors International of Washington, Inc.	138,817
1,060	FedEx Corp.	240,684
1,299	United Parcel Service, Inc., Class B	137,993
		586,095
	Airlines – 12.8%
1,174	Alaska Air Group, Inc.	70,898
1,639	American Airlines Group, Inc.	62,217
1,873	Delta Air Lines, Inc.	92,788
5,238	JetBlue Airways Corp. (a)	99,417
1,397	Southwest Airlines Co.	71,079
1,026	United Continental Holdings, Inc. (a)	71,543
		467,942
	Auto Components – 11.0%
1,340	Adient PLC	65,915
1,463	BorgWarner, Inc.	63,143
3,200	Dana, Inc.	64,608
2,921	Goodyear Tire & Rubber (The) Co.	68,030
762	Lear Corp.	141,587
		403,283
	Automobiles – 18.5%
24,756	Ford Motor Co.	274,049
6,219	General Motors Co.	245,029
1,737	Harley-Davidson, Inc.	73,093
251	Tesla, Inc. (a)	86,080
		678,251
	Distributors – 3.9%
786	Genuine Parts Co.	72,147
2,246	LKQ Corp. (a)	71,647
		143,794
	Machinery – 1.9%
590	WABCO Holdings, Inc. (a)	69,042
	Road & Rail – 33.6%
2,334	CSX Corp.	148,863
1,178	JB Hunt Transport Services, Inc.	143,186
1,408	Kansas City Southern	149,192
1,816	Norfolk Southern Corp.	273,980
967	Old Dominion Freight Line, Inc.	144,044
1,605	Ryder System, Inc.	115,335
1,793	Union Pacific Corp.	254,032
		1,228,632
Shares	Description	Value

	Transportation Infrastructure – 2.1%
1,844	Macquarie Infrastructure Corp.	$77,817
	Total Investments – 99.8%	3,654,856
	(Cost $3,716,464) (b)
	Net Other Assets and Liabilities – 0.2%	6,072
	Net Assets – 100.0%	$3,660,928

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $109,542 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $171,150. The net unrealized depreciation was $61,608.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,654,856	$ 3,654,856	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-eight exchange-traded funds that are offering shares. This report covers the seven funds listed below (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust.
First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker “FTXH”)
First Trust Nasdaq Retail ETF - (Nasdaq ticker “FTXD”)
First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (Nasdaq ticker “FTXR”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
Licensing Information
Nasdaq®, Nasdaq US Smart Banks Index, Nasdaq US Smart Food & Beverage Index, Nasdaq US Smart Oil & Gas Index, Nasdaq US Smart Pharmaceuticals Index, Nasdaq US Smart Retail Index, Nasdaq US Smart Semiconductor Index and Nasdaq US Smart Transportation Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 29, 2018

* Print the name and title of each signing officer under his or her signature.